N-4		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 28, 2026 USD ($) yr	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Minnesota Life Insurance Co (RILA)
Entity Central Index Key	0002032538
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
AccumuLink Advance
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of an Indexed Account’s Crediting Period, we will credit the account with interest that may be either positive, negative, or equal to zero. The amount of interest is based on the Indexed Crediting Method of the Indexed Account and the performance of the underlying Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	Declines in the value of an Index could result in significant losses of principal to you, depending on the Indexed Account option you selected.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you withdraw funds from the Contract within six years of contract issue, you will be assessed a surrender charge up to a maximum of eight percent of the amount surrendered. For example, assuming a
Contract Value of $100,000, you could pay a surrender charge of up to
$8,000. This loss will be greater if you have to pay taxes, or tax penalties, and may reflect a negative Interim Value Adjustment.
Fee Table

Yes, if you withdraw funds from an Indexed Account prior to the end of its Crediting Period, an Interim Value Adjustment will be applied. If this
Interim Value Adjustment is negative, you could lose up to 100% of your Indexed Account Value. For example, if you allocate $100,000 to an
Indexed Account option with a six-year Crediting Period, you could lose up to $100,000. The Interim Value Adjustment is applied daily to each
Indexed Account’s Crediting Base to determine the Account Value for each Indexed Account. The Interim Value Adjustment is reflected in death benefit amounts based on the Contract Value. It also is reflected when you surrender any amount, exercise a Performance Lock, or annuitize prior to the end of a Crediting Period.

Your losses will be greater if you also have to pay a surrender charge, taxes, or tax penalties on any amounts withdrawn from the
Contract.The Contract does provide for an annual “free withdrawal amount” that is not subject to a surrender charge.

Are There Transaction Charges?
Yes, in addition to surrender charges and Interim Value Adjustments, we may charge for certain additional services such as wire transfers and overnight delivery of checks.There are no charges imposed on transfers between account options, which are allowed at the end of each
Crediting Period.
Fee Table Contract Charges, Adjustments and Fees
Are There Ongoing Fees and Expenses?	Yes, there are ongoing fees and expenses depending upon the options you select.			Fee Table

If you invest in one or more of the Indexed Accounts offered under this Contract, there is an implicit fee to the extent that the selected option limits your Index Credits with a Cap or
Participation Rate of less than 100%. These limits may result in your returns being lower than an underlying Index’s return for a
Crediting Period, and in return for accepting these limits on
Index gains, you may receive some protection from Index losses.
This implicit fee is not reflected in the below tables.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Schedule for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee Base Contract	Minimum 0%	Maximum 0%
Optional Benefits available for an additional charge (for a single optional benefit, if elected)[1]	0.15%	1.15%
(1) For the Accelerated Death Benefit rider, the fee is assessed annually as a percentage of the death benefit amount, which is calculated each contract anniversary. For the Return of Purchase Payments rider, the fee is assessed annually as a percentage of the Return of Purchase Payment Death Benefit amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Interim Value Adjustments that substantially increase costs.

Highest and Lowest Annual Cost	Lowest Annual Cost: $0	Highest Annual Cost: $1,278
	Assumes:	Assumes:
	●Investment of $100,000	●Investment of $100,000
	●5% annual appreciation	●5% annual appreciation
	●Least expensive combination of fees and expenses	●Most expensive combination of optional benefits and expenses
	●No optional benefits	●No sales charges
	●No sales charges ●No additional purchase payments, transfers or withdrawals	●No additional purchase payments, transfers or withdrawals
	●0% Interim Value Adjustment	●0%Interim Value Adjustment

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you withdraw funds from the Contract within six years of contract issue, you will be assessed a surrender charge up to a maximum of eight percent of the amount surrendered. For example, assuming a
Contract Value of $100,000, you could pay a surrender charge of up to
$8,000. This loss will be greater if you have to pay taxes, or tax penalties, and may reflect a negative Interim Value Adjustment.
Fee Table

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes, in addition to surrender charges and Interim Value Adjustments, we may charge for certain additional services such as wire transfers and overnight delivery of checks.There are no charges imposed on transfers between account options, which are allowed at the end of each
Crediting Period.
Fee Table Contract Charges, Adjustments and Fees

Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes, in addition to surrender charges and Interim Value Adjustments, we may charge for certain additional services such as wire transfers and overnight delivery of checks.There are no charges imposed on transfers between account options, which are allowed at the end of each Crediting Period.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes, there are ongoing fees and expenses depending upon the options you select.			Fee Table

If you invest in one or more of the Indexed Accounts offered under this Contract, there is an implicit fee to the extent that the selected option limits your Index Credits with a Cap or
Participation Rate of less than 100%. These limits may result in your returns being lower than an underlying Index’s return for a
Crediting Period, and in return for accepting these limits on
Index gains, you may receive some protection from Index losses.
This implicit fee is not reflected in the below tables.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Schedule for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee Base Contract	Minimum 0%	Maximum 0%
Optional Benefits available for an additional charge (for a single optional benefit, if elected)[1]	0.15%	1.15%
(1) For the Accelerated Death Benefit rider, the fee is assessed annually as a percentage of the death benefit amount, which is calculated each contract anniversary. For the Return of Purchase Payments rider, the fee is assessed annually as a percentage of the Return of Purchase Payment Death Benefit amount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and negative Interim Value Adjustments that substantially increase costs.

Highest and Lowest Annual Cost	Lowest Annual Cost: $0	Highest Annual Cost: $1,278
	Assumes:	Assumes:
	●Investment of $100,000	●Investment of $100,000
	●5% annual appreciation	●5% annual appreciation
	●Least expensive combination of fees and expenses	●Most expensive combination of optional benefits and expenses
	●No optional benefits	●No sales charges
	●No sales charges ●No additional purchase payments, transfers or withdrawals	●No additional purchase payments, transfers or withdrawals
	●0% Interim Value Adjustment	●0%Interim Value Adjustment

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.00%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.15%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.15%
Base Contract (N-4) Footnotes [Text Block]	(1) For the Accelerated Death Benefit rider, the fee is assessed annually as a percentage of the death benefit amount, which is calculated each contract anniversary. For the Return of Purchase Payments rider, the fee is assessed annually as a percentage of the Return of Purchase Payment Death Benefit amount.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	If you invest in one or more of the Indexed Accounts offered under this Contract, there is an implicit fee to the extent that the selected option limits your Index Credits with a Cap or Participation Rate of less than 100%.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	These limits may result in your returns being lower than an underlying Index’s return for a Crediting Period,
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	and in return for accepting these limits on Index gains, you may receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit fee is not reflected in the below tables.
Lowest and Highest Annual Cost [Table Text Block]
Highest and Lowest Annual Cost	Lowest Annual Cost: $0	Highest Annual Cost: $1,278
	Assumes:	Assumes:
	●Investment of $100,000	●Investment of $100,000
	●5% annual appreciation	●5% annual appreciation
	●Least expensive combination of fees and expenses	●Most expensive combination of optional benefits and expenses
	●No optional benefits	●No sales charges
	●No sales charges ●No additional purchase payments, transfers or withdrawals	●No additional purchase payments, transfers or withdrawals
	●0% Interim Value Adjustment	●0%Interim Value Adjustment

Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 1,278
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes, you may lose money investing in this Contract. If you
invest in an Indexed Account, you may experience a loss
anywhere from 0% to 99% of your Contract Value at the
end of a Crediting Period due to negative Index
performance. The amount of loss protection is determined
by the Indexed Account option(s) you select. We will
always offer an Index Account option with a 0% floor,
where your Index Credit will never be less than zero at
the end of a Crediting Period.We do not guarantee that we
will always offer an account option with a Buffer or a
Shift. If we do offer an account option with a Buffer or
Shift, the minimum Buffer will be 1% and the minimum
Shift will be 5%. We may offer other Indexed Account
options in the future that do not provide any downside
protection, which would mean there is a risk of loss of the
entire amount invested in such an account.
Principal Risks of Investing in the Contract Description of the Insurance Company and Account Options
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash. The purpose of this Contract is to assist you with long-term,
accumulation focused goals. Amounts withdrawn from the
Contract may result in surrender charges, taxes, or tax penalties.
Amounts removed from an Indexed Account prior to the
completion of a Crediting Period may be affected by negative
Interim Value Adjustments. Amounts removed from an Indexed
Account prior to the completion of a Crediting Period may result in the loss of positive Index performance, if any. Withdrawals may significantly reduce the value of any death benefits
provided under the Contract.
At the end of a Crediting Period, we will reallocate amounts according to your instructions. If you do not provide us with valid instructions, you will remain in the Indexed Account and a new Crediting Period will begin. If the Indexed Account is no longer available and you have not provided us with updated
instructions, your investment will be reallocated to the Default
Account. For Indexed Accounts with a 6-year Crediting Period where you have not provided us with reallocation instructions, upon completion of the Crediting Period, such Indexed Accounts will be reallocated to an Indexed Account with a 1-year
Crediting Period that uses the same Index, Index Crediting
Method, and downside limit as the Indexed Account with the
6-year Crediting Period. If no such Indexed Account is available, your investment will be reallocated to the Default Account.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
There are investment risks, and any investment in an Indexed
Account option is subject to a risk of loss that will vary
depending in the performance of the account options available under the Contract. Each account option will have its own
unique risks and you should review the account options before making an investment decision.
Any account options that have a Cap or Participation Rate
less than 100% can limit positive returns to less than
those achieved by the underlying Index. Currently, the
following types of limits may be applied to one or more of the offered investment options.
Principal Risks of Investing in the Contract Description of the Insurance Company and Account Options

Caps– Caps will limit the positive interest credited to you to the specified Cap rate if the underlying Index performance exceeds the Cap. For example, if the underlying Index has a positive return of 20%, and the Cap is 10%, the amount of positive
interest credited to the Indexed Account would be 10%.
How Index Credits are Calculated for Indexed Accounts

Participation Rate – Participation Rates less than 100% will limit the positive interest credited to you by multiplying the underlying Index return (if positive) by the Participation Rate.
For example, if the underlying Index has a positive return of
20%, and the Participation Rate is 50%, the amount of interest credited to the Indexed Account would be 10%. (The percentage
Index change (20%) multiplied by the Participation Rate (50%), equals the interest credited (10%).)
We may limit the amount of loss you experience from negative
Index returns through a Buffer, Floor, or Shift. Currently, the following loss limiters may be applied to one or more of the offered account options.

Buffer – Buffers reduce the amount of loss you may experience by a specified percentage. For example, if the underlying Index has a return of -20%, and the Buffer is 10%, the amount of
negative interest credited to the Indexed Account would be
-10%. (The percentage Index change (-20%), plus the Buffer
(10%), equals the negative interest credited (-10%).
How Index Credits are Calculated for Indexed Accounts

Floor – Floors limit losses to the value of the specified Floor. For example, if the underlying Index has a return of -20%, and the
Floor is 0%, the amount of interest credited to the Indexed
Account would be limited to the value of the Floor, 0%.
(Negative interest is limited to the Floor percentage).

Shift – Indexed Accounts with a Shift option increase the Index performance by the Shift percentage (subject to any
Participation Rates if the resulting percentage is greater than zero). For example, with a Shift of 10%, a Participation Rate of
50%, and an Index decline of 5%, the amount of interest
credited to the account would be 2.5%. (The percentage Index change (-5%) plus the Shift percentage (10%) equals 5%. If the resulting number is positive, it is then multiplied by the
Participation Rate (5% x 50% = 2.5%).

Indices
All indices currently offered in connection with an Indexed
Account are either a price return Index or excess return Index.
A price return Index does not reflect dividends paid out by the
Index’s constituent securities. An excess return Index tracks an
Index’s rate of return minus a specified interest rate.Price return and excess return indexes will underperform a Total Return
version of the Index and will underperform a direct investment of the securities composing the Index.
Index Descriptions and Substitution of an Index

Performance Lock
We do not provide advice or recommendations on when it may
be appropriate or inappropriate to exercise a Performance Lock.
You assume all risks associated with Performance Lock,
including the risk that you may experience a greater loss by exercising a Performance Lock than if you had held your funds in the Indexed Account until the completion of the Crediting
Period. If we provide a quote of the Account Value, the amount of the quote may differ from the amount of Account Value that is calculated and transferred as part of the Performance Lock. You should consider discussing with your financial professional
prior to requesting a Performance Lock.
Performance Lock
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Minnesota Life. Obligations, including the payment of any
interest or Index Credits, and any guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of Minnesota Life.
Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at
844-878-2199 for additional information or visit our website at
https://www.securian.com/about-us/ratings.
Principal Risks of Investing in the Contract

Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	99.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	0.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	If you invest in an Indexed Account, you may experience a loss anywhere from 0% to 99% of your Contract Value at the end of a Crediting Period due to negative Index performance. The amount of loss protection is determined by the Indexed Account option(s) you select. We will always offer an Index Account option with a 0% floor, where your Index Credit will never be less than zero at the end of a Crediting Period.We do not guarantee that we will always offer an account option with a Buffer or a Shift. If we do offer an account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%. We may offer other Indexed Account options in the future that do not provide any downside protection, which would mean there is a risk of loss of the entire amount invested in such an account.
Key Information, Contract Adjustment Risk [Text Block]	Amounts removed from an Indexed Account prior to the completion of a Crediting Period may be affected by negative Interim Value Adjustments. Amounts removed from an Indexed Account prior to the completion of a Crediting Period may result in the loss of positive Index performance, if any. Withdrawals may significantly reduce the value of any death benefits provided under the Contract.
Key Information, Reallocation Risk [Text Block]	At the end of a Crediting Period, we will reallocate amounts according to your instructions.
Key Information, Default Reallocation Risk [Text Block]	If you do not provide us with valid instructions, you will remain in the Indexed Account and a new Crediting Period will begin. If the Indexed Account is no longer available and you have not provided us with updated instructions, your investment will be reallocated to the Default Account. For Indexed Accounts with a 6-year Crediting Period where you have not provided us with reallocation instructions, upon completion of the Crediting Period, such Indexed Accounts will be reallocated to an Indexed Account with a 1-year Crediting Period that uses the same Index, Index Crediting Method, and downside limit as the Indexed Account with the 6-year Crediting Period. If no such Indexed Account is available, your investment will be reallocated to the Default Account.
Investment Restrictions [Text Block]	Yes, we reserve the right to substitute the Index for any Indexed Account, remove any Indexed Account except for the Default Account, add new Indexed Accounts, add new Guaranteed Interest Accounts, and limit your ability to make allocations to the Fixed Account. We reserve the right to remove any account option except for the Default Account.We reserve the right to change Caps and Participation Rates, subject to contractually guaranteed minimums, from one Crediting Period to the next. The Contract is a single premium contract, so we do not accept additional Purchase Payments after your Contract is issued. Transfers between account options are only permitted at the end of a Crediting Period.
Key Information, Benefit Restrictions [Text Block]	Yes, exercising the Hospital, Medical Care, and Terminal Condition rider, Accelerated Death Benefit, or Roll-up Death Benefit with Enhanced Surrender Value riders require medical documentation substantiating that you meet the requirements listed under the riders. Yes, the Accelerated Death Benefit is only available for purchase by individuals age 80 or younger. The Return of Purchase Payment rider is only available for individuals ages 80 or younger.Yes, optional riders may be terminated upon assignment of the Contract or a change in ownership. Yes, if you have the optional Accelerated Death Benefit Rider or Return of Purchase Payments Rider, amounts withdrawn from your Contract Value in excess of any required minimum distribution (as calculated by us) will reduce your benefit amount on a Pro-rata Basis.Yes, the availability of certain benefits may vary by state. Please see the section of this Prospectus entitled Material Contract Variations By State for more information.
Tax Implications [Text Block]	You should consult with a qualified tax professional to understand the tax implications of this product and any payments received by you. No additional tax benefits are achieved if you purchase this Contract through a traditional or Roth individual retirement annuity (IRA). Gains on any withdrawals from Non-Qualified Contracts will be taxed as ordinary income. Withdrawals may be subject to tax penalties depending on your age and the purpose of the withdrawal.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments received and/or the Contract Value. The amount may vary based on a number of different factors, including the commission option elected by a registered representative, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within 12 months of the date the Contract is issued.The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our contracts. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Contract over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, including any penalties or fees to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an account option or from the Contract. Please refer to your Contract schedule for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an account option or from the Contract. State premium taxes may also be deducted. See the section of this Prospectus entitled Premium Taxes for more information.Transaction ExpensesSales Load Imposed on Purchases
(as a percentage of Purchase Payments)	0%
Deferred Sales Load (or Surrender Charge) as a percentage of the amount surrendered.
Maximum of 8%[1]
Beginning of Contract Year	Percentage
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	0%
[1]Surrender charges may be waived after the first contract year if you are eligible to exercise the Hospital, Medical Care, and Terminal Condition Waiver Endorsement. See the Hospital, Medical Care, and Terminal Condition Waiver section of the Prospectus for more details.
Transfer Fee	$0
Other FeesWe reserve the right to charge additional fees for certain optional services we may provide you, including requests for duplicate contracts and overnight delivery of documents. The maximum charges for the optional services we currently offer are listed below.
Request for Duplicate Contracts	$150 [2]
Overnight Delivery of Documents	$150 [2]
[2] Currently, we assess a $20 fee for overnight delivery of documents. This cost may increase as our administrative costs for providing the service increase. We currently waive the fee charged for providing duplicate contracts. However, we reserve the right to discontinue the waiver of this fee at any time, with or without notice.The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account before the expiration of a specified Crediting Period.Interim Value Adjustment
Interim Value Adjustment Maximum Potential Loss (as a percentage of Contract Value)	100%[3]
[3]The following transactions are affected by the Interim Value Adjustment, which may be positive or negative depending upon the market conditions at the time of the transaction: partial or full surrenders from an Indexed Account prior to the end of a Crediting Period; the exercise of a Performance Lock; full or partial annuitizations of Account Value in an Indexed Account prior to the end of a Crediting Period; optional benefit fee deductions if taken from an Indexed Account prior to the end of a Crediting Period, and death benefits determined by the Account Value in an Indexed Account(s).The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.If you choose to purchase an optional benefit, you will pay additional charges, as shown below.Annual Contract Expenses
Administrative Expenses	$0
Base Contract Expenses (as a percentage of Contract Value)	0%
In addition to the fees described above, we limit the amount you can earn on certain Index-Linked options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.Optional Benefit Expenses
Optional Rider	Current Benefit Expense Annual Percentage
Accelerated Death Benefit	Annual charge of 0.75% (1.15% for issue ages 71 and older) of the death benefit deducted from the Contract Value on an annual basis
Return of Purchase Payments Death Benefit Charge	Annual charge of 0.15% (0.40% for issue ages 71 and older) of the ROPP DB deducted from the Contract Value on an annual basis

Transaction Expenses [Table Text Block]	Transaction ExpensesSales Load Imposed on Purchases
(as a percentage of Purchase Payments)	0%
Deferred Sales Load (or Surrender Charge) as a percentage of the amount surrendered.
Maximum of 8%[1]
Beginning of Contract Year	Percentage
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	0%
[1]Surrender charges may be waived after the first contract year if you are eligible to exercise the Hospital, Medical Care, and Terminal Condition Waiver Endorsement. See the Hospital, Medical Care, and Terminal Condition Waiver section of the Prospectus for more details.
Transfer Fee	$0
Other FeesWe reserve the right to charge additional fees for certain optional services we may provide you, including requests for duplicate contracts and overnight delivery of documents. The maximum charges for the optional services we currently offer are listed below.
Request for Duplicate Contracts	$150 [2]
Overnight Delivery of Documents	$150 [2]
	[2] Currently, we assess a $20 fee for overnight delivery of documents. This cost may increase as our administrative costs for providing the service increase. We currently waive the fee charged for providing duplicate contracts. However, we reserve the right to discontinue the waiver of this fee at any time, with or without notice.
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Transfer Fee, Maximum [Dollars]	$ 0
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account before the expiration of a specified Crediting Period.Interim Value Adjustment
Interim Value Adjustment Maximum Potential Loss (as a percentage of Contract Value)	100%[3]
	[3]The following transactions are affected by the Interim Value Adjustment, which may be positive or negative depending upon the market conditions at the time of the transaction: partial or full surrenders from an Indexed Account prior to the end of a Crediting Period; the exercise of a Performance Lock; full or partial annuitizations of Account Value in an Indexed Account prior to the end of a Crediting Period; optional benefit fee deductions if taken from an Indexed Account prior to the end of a Crediting Period, and death benefits determined by the Account Value in an Indexed Account(s).
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses	$0
Base Contract Expenses (as a percentage of Contract Value)	0%
In addition to the fees described above, we limit the amount you can earn on certain Index-Linked options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.Optional Benefit Expenses
Optional Rider	Current Benefit Expense Annual Percentage
Accelerated Death Benefit	Annual charge of 0.75% (1.15% for issue ages 71 and older) of the death benefit deducted from the Contract Value on an annual basis
Return of Purchase Payments Death Benefit Charge	Annual charge of 0.15% (0.40% for issue ages 71 and older) of the ROPP DB deducted from the Contract Value on an annual basis

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.00%
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on certain Index-Linked options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractThere are risks associated with investing in this Contract. The principal risks described below may affect the Contract’s performance. You should carefully consider these risks in investing in the Contract.Market Risk: You may lose money by investing in the Contract. Contract Value invested in an Indexed Account option may lose value if an Index declines in value. We offer a variety of Indexed Account options that limit the amount of loss you experience. Currently, the minimum and maximum loss protection we offer ranges from an Indexed Account with a 0% Floor (the most protection) to an Indexed Account with a 1% Buffer (the least protection). This means that depending on the Indexed Account you select, you could experience a loss anywhere from 0% (no losses) to 99% of your Account Value at the end of a Crediting Period. We will always offer an Indexed Account option with a 0% Floor, which limits the amount of possible loss to zero if you hold the Indexed Account for the entire Crediting Period. We do not guarantee that we will always offer an account option with a Buffer or a Shift. If we do offer an account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%. In the future, we may offer other Indexed Account options that do not provide any downside protection, which would mean a risk of loss of the entire amount of money in such an Indexed Account.The Account Value for each Indexed Account, which determines the amount available for withdrawals during the Crediting Period, is adjusted daily to reflect changes in the value of the hypothetical portfolio of assets that support that Indexed Account through the use of the Interim Value Adjustment. Depending on the amount of the Interim Value Adjustment when there is a withdrawal, you could, under extraordinarily adverse circumstances, experience a maximum loss of 100% of the Account Value in an Indexed Account due to an Interim Value Adjustment when withdrawing from an Indexed Account prior to the end of a Crediting Period.Early Withdrawal Risk: The Contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. Contract fees and expenses will reduce the value of the Contract. Early withdrawals may incur deferred sales charges as high as 8%, be negatively affected by Interim Value Adjustments, result in loss of interest, and possibly trigger adverse tax consequences. Interim Value Adjustments may be negative and result in losses of up to 100% of the Account Value for an Indexed Account. Early withdrawals may significantly reduce any death benefits provided under the Contract. Index-Linked Investment Option Risk: If you invest in an Indexed Account, you may experience potential loss, up to the specified limits provided by the Indexed Account. When you invest in an Indexed Account option, you do not directly invest in the underlying Index or the securities tracked by a particular Index. The amount of positive Index Credit that is applied to an Indexed Account may be less than the corresponding change in value of the underlying Index due to limits on the amount of Index return provided for each Indexed Account. Limits on gains can occur if a Participation Rate is less than 100% or when a Cap Rate is in place. If the underlying Index for an Indexed Account has a zero percent return for a Crediting Period, you will also receive an Index Credit of zero. Each currently offered Indexed Account offers some amount of protection against negative Index performance. However, for Indexed Accounts with a Buffer or Shift, your Index Credit can still be negative at the end of the Crediting Period, if the negative Index performance exceeds the Buffer or Shift.Any optional benefit charges that are deducted from the Account Value of an Indexed Account during a Crediting Period will reduce the Crediting Base for the account, which will reduce the amount of Index Credits that you will receive at the end of the Crediting Period.In order to reallocate the Account Value to a different account option, you must provide your Written Request with reallocation instructions by the Business Day prior to the end of the Crediting Period. If we have not received your Written Request with instructions to the contrary, the Account Value of the Indexed Account will be renewed into the same Indexed Account unless it is otherwise unavailable for allocation. If we receive a Written Request to allocate funds to an Indexed Account that is unavailable for allocation, funds will be renewed into the existing Indexed Account. If the existing Indexed Account is also unavailable for renewal, funds will be transferred to a new Indexed Account in accordance with the terms of the applicable Crediting Method endorsement.If the Index is substituted for a different Index during a Crediting Period, we will calculate the Index Credit as if the substituted Index had been in place at the beginning of the Crediting Period. A substituted Index may have lower returns than the original Index and result in a lower Index Credit. A substituted Index may have different risks than the original Index, including the risk of higher volatility, among others. We currently offer one or more Indexed Accounts for each of the indices listed further below. There are risks associated with each Index including general market risks. Please see Appendix E - Indexed Account Disclosures for important disclosures from the Index providers. Nasdaq-100®Index Overview: The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. This Index does not include dividends declared by any of the companies in this Index. Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility, changing currency exchange rates, and greater political, regulatory, and economic uncertainty). Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.MSCI EAFE IndexIndex Overview: The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. This Index invests in the securities of foreign companies, which can be at a higher risk for price fluctuations and losses due to fluctuations in currency exchange rates and potential political turmoil in a company’s country of domicile. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.S&P 500®Index Overview: The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.Janus Henderson Equity Directionality Index (JEDI)Index Overview: The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the Index, a 1 basis point fee is assumed and applied to the theoretical notional amount transacted on any business day. Since the inception of JEDI, the assumed transactional fee has reduced performance by an average of 1.19% per calendar year ( as of 12/31/2025). The assumed transactional fee may reduce returns more or less than the historical average in future years. We use the Excess Return version of JEDI, which realizes the daily return of the Total Return Index less the Fed Funds rate. (By way of example, the Fed Funds rate as of December 31, 2025, was 3.64%).
Previous 1-day Return	Previous 5-day Return	Allocation
Negative	Negative	200%
Positive	Negative	150%
Negative	Positive	100%
Positive	Positive	50%
	Market Risk: The Index may decline in value over the course of any given Crediting Period. The JEDI Index is a passively managed, rules-based Index that tracks an exchange traded fund based on the S&P 500® Index. It does not track the S&P 500® Index directly. The transactions modeled by the Index to achieve the desired allocations may give rise to a form of economic leverage, and may expose investors to greater risk, including the potential for magnified losses when the Index declines. The deduction of the Fed Funds rate and assumption of the one basis point transaction fee will cause the Index to underperform a direct investment in the securities comprising the Index. There is no guarantee that the investment objectives of this Index will be obtained.Contract Benefits Risk – Fees for optional death benefit riders are deducted on each Contract Anniversary and will result in a corresponding reduction of your Contract Value. If you surrender or annuitize your Contract, any death benefits provided under the optional riders will terminate, no additional benefit will be paid out to you or your Beneficiary(ies), and fees previously paid will not be returned. Once elected, optional riders cannot be cancelled or otherwise terminated by you except as described under the terms of the rider(s). When electing a Performance Lock, the final value will not be calculated until after the close of our Business Day coincident with the Valuation Date we receive your request, or the Valuation Date next following if your request was received after the close of our Business Day or on a non-Valuation Day. This means you will not know the final amount that will be reallocated to the Fixed Account at the time of your request, and the value may be lower, or higher, than any amount quoted to you by us at the time of your request. It is possible to lose positive Index performance by requesting a Performance Lock or to incur greater losses than if you had held the funds in an Indexed Account until the completion of the Crediting Period.Insurance Company Risks: Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the Contract are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.Contract Changes Risk: We reserve the right to discontinue an Indexed Account Option, except for the Default Account, upon prior notice to you. We reserve the right to substitute the Index for an Indexed Account Option, subject to approval by any required regulatory authorities, including the Interstate Insurance Compact or an individual state’s Department of Insurance. We also reserve the right to make the Fixed Account unavailable as an allocation option for you.Cybersecurity Risks. Our annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, Index providers, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website or online service centers); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Account Investment OptionsWe currently offer a variety of Indexed Account options, each of which is detailed further below. Each of the Indexed Account options will credit you Index Credits that are determined based on the combination of an underlying Index’s return for the Crediting Period and the Indexed Account’s crediting method and limits on loss or gains, as applicable.Investing in an Indexed Account is not the same as investing directly in the securities comprising an Index or an indexed fund. Index Credits are only applied at the end of an Indexed Account’s Crediting Period. You could lose a significant amount of money if the underlying Index for an Indexed Account has declined in value over the course of a Crediting Period. If you withdraw funds prior to the end of a Crediting Period, you could lose the entire Account Value of the Indexed Account due to an Interim Value Adjustment. It is important to note as you review all of the Indexed Account options below that we reserve the right to substitute the Index for any Indexed Account, add new Indexed Accounts, or remove any Indexed Account, except the Default Account, at the end of its Crediting Period.Information on each of the currently offered Indexed Accounts including its underlying Index, Index description, Crediting Methodology, Crediting Period, current limits on Index loss, and minimum limits on gains we may apply can be found in Appendix A – Account Options Available Under the Contract of this Prospectus. Index Descriptions and Substitution of an Index We currently offer one or more Indexed Accounts in connection with the below Indices.Janus Henderson Equity Directionality Index (JEDI) The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the Index, a 1 basis point fee is assumed and applied to the theoretical notional amount transacted on any business day. We use the Excess Return version of the Index, which realizes the daily return of the Total Return Index less the Fed Funds rate. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://indices.janushenderson.com/wp-content/uploads/sites/2/2021/05/JEDI-Index-Methodology-2.pdf
Previous 1-day Return	Previous 5-day Return	Allocation
Negative	Negative	200%
Positive	Negative	150%
Negative	Positive	100%
Positive	Positive	50%
Nasdaq-100 Index®The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. The Index is comprised of assets in various sectors including Technology, Consumer Discretionary, Healthcare, Industrials, Telecommunications, Consumer Staples, Basic Materials, Utilities and Energy, but excludes equity securities issued by companies in the financial sector. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility, changing currency exchange rates, and greater political, regulatory, and economic uncertainty). This Index does not include dividends declared by any of the companies in this Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://indexes.nasdaq.com/docs/Methodology_NDX.pdfMSCI EAFE Index The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://www.msci.com/documents/10199/822e3d18-16fb-4d23-9295-11bc9e07b8ba S&P 500® The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://www.spglobal.com/spdji/en/methodology/article/sp-us-indices-methodology/  Index Provider WebsitesThe above-referenced websites of the index providers noted above are provided for informational purposes only.  Minnesota Life is not involved in any way in sponsoring, endorsing, establishing, or maintaining these websites or their contents.  In addition, Minnesota Life makes no representations or warranties as to the content of these websites and does not guarantee their accuracy, timeliness, completeness, or usefulness.  Further, Minnesota Life makes no representations or warranties that the Index published by any of these index providers will be managed in line with the methodologies described in the website for that index provider.Substitution of an Index During a Crediting Period For any Indexed Account, we may elect to substitute a comparable Index in the event of discontinuation of the Index, unavailability of Index values, substantial change in the calculation of the Index, loss of our license or permission to use the Index, inability to hedge risks associated with the Index, or similar conditions.  Before a substitute Index is used, we will notify you and any assignee of the substitution.If we substitute an Index during a Crediting Period, thereafter we will calculate the Interim Value Adjustment and Index Credit based on the performance of the substituted Index as if it had been in place at the beginning of the Crediting Period. This performance may be different than that of the Index utilized at the beginning of the Crediting Period. While we will seek to replace any Index with an Index that has a similar investment objective and risk profile, the substitute Index may not track the same constituent securities as the Index that is being replaced.   You will not have the right to refuse an Index substitution or the ability to transfer to a different account option unless you exercise a Performance Lock.  If we substitute the Index for an Indexed Account during a Crediting Period, it will not change the applicable Cap, Participation Rate, Floor, Buffer, or Shift Rate for the remainder of the Crediting Period.  If we determine in our own discretion that no similar alternate Index exists for an Indexed Account, we will use a commonly known Index such as the S&P 500.How Index Credits are Calculated for Indexed AccountsLimits on Index LossesWe will limit the negative Index return used in calculating interest credited to an Indexed Account at the end of its Crediting Period. The method and amount of the limitation will depend on the Crediting Method and the current rates for the Crediting Period. Buffer. A Buffer represents the amount of negative Index return the Insurance Company will absorb before your Account Value decreases. For example, if the Index return is -15% and the Buffer rate is 10%, we will credit -5% (the amount that exceeds the Buffer rate) at the end of the Crediting Period, meaning your Account Value will decrease by 5%. Floor. A Floor represents the maximum amount of loss you will experience at the end of a Crediting Period. For example, if the Index return is –15% and the Floor rate is 0%, we will credit 0% at the end of the Crediting Period, meaning your Account Value will not be decreased. Shift. A Shift represents a percentage that is added to the Index return when determining the amount of interest credited to your Account Value. For example, if the Index return is -15% and the Shift rate is 10%, we will credit -5% at the end of the Crediting Period, meaning your Account Value will decrease by 5%. To the extent that the application of the Shift results an Index change of greater than 0%, it will be subject to the applicable Participation Rate. For example, with a Shift of 10%, a Participation Rate of 50%, and an Index return of -5%, we will credit 2.5% at the end of the Crediting Period, meaning your Account Value will increase by 2.5%. (The amount of the Index decline (-5%) plus the Shift percentage (10%) equals 5%. Since this number is positive, it is then multiplied by the Participation Rate (5% x 50% = 2.5%).The current limits on Index losses for each Indexed Account are listed in the table below. A 0% Floor option will always be available under the Contract, which is known as the “Default Account”. We do not guarantee that the Contract will always offer all of the other Indexed Accounts listed below and their corresponding limits on loss.
Name	Type of Limit on Index Loss	Current Limit on Index Loss
S&P 500 Index 1-Year Point-to-Point with 0% Floor and Cap (the “Default Account”)	Floor	0%
S&P 500 Index 1-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
MSCI EAFE Index 1-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
NASDAQ 100 Index 1-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
JEDI Index 1-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
S&P 500 Index 1-Year Point-to-Point with 10% Buffer and Cap	Buffer	10%
MSCI EAFE Index 1-Year Point-to-Point with 10% Buffer and Cap	Buffer	10%
NASDAQ 100 Index 1-Year Point-to-Point with 10% Buffer and Cap	Buffer	10%
S&P 500 Index 1-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
MSCI EAFE Index 1-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
Name	Type of Limit on Index Loss	Current Limit on Index Loss
NASDAQ 100 Index 1-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
JEDI Index 1-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
S&P 500 Index 1-Year Point-to-Point with 20% Buffer and Cap	Buffer	20%
S&P 500 Index 1-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
MSCI EAFE Index 1-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
NASDAQ 100 Index 1-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
JEDI Index 1-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
S&P 500 Index 1-Year Point-to-Point with 10% Shift and Participation Rate	Shift	10%
S&P 500 Index 6-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
MSCI EAFE Index 6-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
NASDAQ 100 Index 6-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
JEDI Index 6-Year Point-to-Point with 1% Buffer and Participation Rate	Buffer	1%
S&P 500 Index 6-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
Name	Type of Limit on Index Loss	Current Limit on Index Loss
MSCI EAFE Index 6-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
NASDAQ 100 Index 6-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
JEDI Index 6-Year Point-to-Point with 10% Buffer and Participation Rate	Buffer	10%
S&P 500 Index 6-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
MSCI EAFE Index 6-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
NASDAQ 100 Index 6-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
JEDI Index 6-Year Point-to-Point with 20% Buffer and Participation Rate	Buffer	20%
The Buffer, Floor, or Shift rate for an Indexed Account will not change for as long as we continue to offer the Indexed Account as an allocation option. These rates are not reset or otherwise changed from Crediting Period to Crediting Period. Buffers, Floors, and Shifts are determined based on perceived customer desirability and competitive considerations. Generally, an Indexed Account with a Buffer, Floor, or Shift that offers greater limits on negative Index returns will have a lower Cap or Participation Rate than an Indexed Account that offers lower limits on negative Index returns. Investors should consider both their desire for protection against losses as well as their desire for upside accumulation potential when selecting an Indexed Account for investment.Limits on Index GainsWe will limit the positive Index return used in calculating interest credited to an Indexed Account at the end of its Crediting Period through the use of Caps and Participation Rates, to the extent that a Cap or Participation Rate is less than 100%. A Cap is an upper limit on how much positive interest an Indexed Account can earn at the end of a Crediting Period. For example, if the Index return is 20% and the Cap is 10%, we will credit 10% in interest at the end of the Crediting Period, meaning your Index Credit will be 10% at the end of the Crediting Period. A Participation Rate is a percentage applied to the positive Index return to determine the amount of positive interest applied to an Indexed Account at the end of a Crediting Period. For example, if the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Crediting Period, meaning your Index Credit will be 18% at the end of the Crediting Period.The Caps and Participation Rates for each Indexed Account will be declared before the start of each Crediting Period and will not change during an Indexed Account’s Crediting Period. The minimum Cap that may be offered under this Contract is 1%. The minimum Participation Rate that may be offered under this Contract is 10%. Current Caps and Participation Rates for each Indexed Account can be found at the following website: https://advisor.securian.com/annuitypresentations/annuityrates/notifications/rila.pdf, and are incorporated herein by reference.When we establish Caps and Participation Rates for new contracts and renewal rates for existing contracts, we consider a variety of factors including, but not limited to, the amount of loss protection provided for an account, current market conditions, interest rates, and profitability. Generally, the more loss protection offered by an Indexed Account, the lower the Cap or Participation rate that we will be able to offer.Investors should carefully consider the current limits offered at the time of issue and the minimum rates that may be declared under the Contract. The limits on gains and losses we offer at the time the Contract is issued can directly impact the investment returns you experience. Additionally, the rates we offer upon the renewal of a Crediting Period could be lower than the initial rates offered and may go as low as any minimums guaranteed under the Contract. Crediting PeriodsWe currently offer Indexed Accounts with 1-Year and 6-Year Crediting Periods.  Caps and Participation Rates will be declared in advance of the beginning of each new Crediting Period. Caps and Participation Rates for Crediting Periods after the initial Crediting Period may be different from Caps and Participation Rates for the initial Crediting Period.  Indexed Accounts with a 6-Year Crediting Period are currently only available for allocation at the time your Contract is issued. Upon completion of a 6-Year Crediting Period, any dollar amounts in such an Indexed Account will be reallocated to an Indexed Account with a 1-Year Crediting Period using the same Index, Indexed Crediting Method, and downside limit as the expiring Indexed Account, unless you provide us with instructions to allocate such amounts to a different Indexed Account that is then available for allocation.When choosing between Indexed Accounts with a 1-Year Crediting Period or a 6-Year Crediting Period, investors should strongly consider the fact that Indexed Credits are only applied at the end of a Crediting Period. Any funds withdrawn or surrendered from an Indexed Account, including optional benefit charges, prior to the end of a Crediting Period are subject to an Interim Value Adjustment, which may be negative and result in a greater loss than if the funds remained in the account until the completion of the Crediting Period. Indexed Accounts with a 1-Year Crediting Period may be appropriate for investors who would like more flexibility to reallocate funds every year or plan for more frequent withdrawals. Indexed Accounts with 6-Year Crediting Periods may be appropriate for investors who do not wish to reallocate funds every year and would like to avoid the uncertainty of renewal rate changes. Funds must remain in an Indexed Account until the end of its Crediting Period to receive an Index Credit, and to avoid the Interim Value Adjustment. Additionally, any full or partial surrender, whether during or at the end of a Crediting Period, will be subject to the surrender charge schedule for this Contract and any applicable taxes and/or tax penalties. Partial Withdrawals, optional benefit charges, full surrenders, Performance Locks, and death benefits will be subject to the Interim Value Adjustment if taken before the end of the Crediting Period.  Please see the Contract Charges and Adjustments section of this Prospectus for more information. Index Crediting Methodologies and ExamplesValues in each Indexed Account are eligible to earn positive or negative interest in the form of an Index Credit.The Index Credit, generally, is based upon any gain or loss in the underlying Index associated with a given Indexed Account, subject to the applicable limits on gains and losses described above. The Indexed Accounts that are currently available are based on the S&P 500® Index, MSCI EAFE Index, Nasdaq-100 Index® or JEDI Index. Please see the section of this Prospectus entitled Index Descriptions and Substitution of an Index for information about each Index.At the end of each Crediting Period, the Index Change will be calculated as (a) divided by (b) minus 1, where:(a) is the value of the Index at the end of the Crediting Period, and(b) is the value of the Index at the beginning of the Crediting Period.This comparison of an Index value at the start of a Crediting Period to the value at the end of a Crediting Period is also known as a “Point-to-Point” measurement. The value of the Index on any date that is not a Valuation Date will be the value of the Index on the most recent Valuation Date.The Adjusted Index Change represents the Index Change after adjusting it for the applicable limits on losses and gains provided by the Indexed Account. For all Crediting Methods, the Index Credit is equal to the Adjusted Index Change multiplied by the Crediting Base. The Adjusted Index Change calculation for each Crediting Method is described below.Point-to-Point with Floor and CapThe Adjusted Index Change is equal to the greater of the Floor and the Index Change, not to exceed the Cap.Point-to-Point with Buffer and CapIf the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero.If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap.Point-to-Point with Buffer and Participation RateIf the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero.If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate.Point-to-Point with Shift and Participation RateIf the sum of the Index Change and Shift is negative, the Adjusted Index Change is equal to the sum of the Index Change and Shift.If the sum of the Index Change and Shift is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and Shift, multiplied by the Participation Rate.Index Annual ReturnsThe bar charts shown below provide the Indices’ annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.The performance below is NOT the performance of any Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Accounts, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Adjustment, which reduce performance.
 The historical returns displayed in the chart above are for the price return version of the S&P® 500 and does not include dividends; this will cause the Index to underperform a direct investment in the securities composing the Index.  The historical returns displayed in the chart above are for the price return version of the Nasdaq-100 Index® and does not include dividends; this will cause the Index to underperform a direct investment in the securities composing the Index.
	The historical returns displayed in the chart above are for the price return version of the MSCI EAFE Index and does not include dividends; this will cause the Index to underperform a direct investment in the securities composing the Index. The historical returns displayed in the chart above are for the excess return version of the JEDI Index, which realizes the daily return of the Total Return Index minus the Fed Funds rate. The JEDI assumes a transactional cost of 1 basis point from the theoretical notional amount of transactions conducted on any business day when calculating its returns. The deduction of the Fed Funds rate and assumption of the 1 basis point transaction fee will cause the Index to underperform a direct investment in the securities composing the Index. The historical returns displayed in the chart are inclusive of the deduction of the Fed Funds rate and assumed transactional fee. Calculation ExamplesThe following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.Point-to-Point with Floor and CapExample 1: Positive Index Change Exceeds CapAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,075;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Floor for the Crediting Period is 0.00%, or 0;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,075) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1075/1000) - 1 = 7.50%Second, we determine the Adjusted Index Change. The Adjusted Index Change is equal to the greater of the Floor (0.00%) and the Index Change (7.50%), not to exceed the Cap (5.00%). Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Floor. In this instance, the Index Change (7.50%) is greater than the Cap (5.00%). Since the Adjusted Index Change cannot exceed the Cap, the Cap (5.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (5.00%).5.00% x 25,000 = 1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $1,250 = $26,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $26,250.Example 2: Negative Index Change Exceeds FloorAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 950;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Floor for the Crediting Period is 0.00%, or 0;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (950) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (950/1000) - 1 = -5.00%Second, we determine the Adjusted Index Change. The Adjusted Index Change is equal to the greater of the Floor (0.00%) and the Index Change (-5.00%), not to exceed the Cap (5.00%). Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Floor. In this instance, the Index Change (-5.00%) is less than the Floor (0.00%). Since the Adjusted Index Change is equal to the greater of the Floor and the Index Change, the Floor (0.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (0.00%).0.00% x 25,000 = 0Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $0 = $25,000As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $25,000.Point-to-Point with Buffer and CapExample 1: Positive Index Change Exceeds CapAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,075;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,075) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1075/1000) - 1 = 7.50%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap. Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (7.50%) is greater than the Cap (5.00%). Since the Adjusted Index Change cannot exceed the Cap, the Cap (5.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (5.00%).5.00% x 25,000 = 1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $1,250 = $26,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $26,250.Example 2: Negative Index Change Exceeds BufferAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap. Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (-15.00%) is negative, so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Buffer (10.00%), not to exceed zero.Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.Point-to-Point with Buffer and Participation RateExample 1: Positive Index ChangeAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,100;●The Participation Rate for the Crediting Period is 90.00%, or 0.90;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,100) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1100/1000) - 1 = 10.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (10.00%) is positive, so the Adjusted Index Change is equal to the Index Change (10.00%) multiplied by the Participation Rate (90.00%).Adjusted Index Change = 10.00% x 90.00% = 9.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (9.00%).9.00% x 25,000 = 2,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $2,250 = $27,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $27,250.Example 2: Negative Index Change Exceeds BufferAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Participation Rate for the Crediting Period is 90.00%, or 0.90;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (-15.00%) is negative, so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Buffer (10.00%), not to exceed zero.Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.Point-to-Point with Shift and Participation RateExample 1: Positive Index ChangeAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,050;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,050) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1050/1000) - 1 = 5.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (5.00%) and the Shift (10.00%) is positive (15.00%), so the Adjusted Index Change is equal to the Index Change (5.00%) plus the Shift (10.00%) multiplied by the Participation Rate (60.00%).Adjusted Index Change = (5.00% + 10.00%) x 60.00% = 9.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (9.00%).9.00% x 25,000 = 2,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $2,250 = $27,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $27,250.Example 2: Negative Index Change Between 0 and ShiftAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 950;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (950) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (950/1000) - 1 = -5.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (-5.00%) and the Shift (10.00%) is positive (5.00%), so the Adjusted Index Change is equal to the Index Change (-5.00%) plus the Shift (10.00%) multiplied by the Participation Rate (60.00%).Adjusted Index Change = (-5.00% + 10.00%) x 60.00% = 3.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (3.00%).3.00% x 25,000 = 750Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $750 = $25,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $25,750.Example 3: Negative Index Change Exceeds ShiftAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (-15.00%) and the Shift (10.00%) is negative (-5.00%), so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Shift (10.00%).Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	Each of the Indexed Account options will credit you Index Credits that are determined based on the combination of an underlying Index’s return for the Crediting Period and the Indexed Account’s crediting method and limits on loss or gains, as applicable.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	Investing in an Indexed Account is not the same as investing directly in the securities comprising an Index or an indexed fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the underlying Index for an Indexed Account has declined in value over the course of a Crediting Period.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	If you withdraw funds prior to the end of a Crediting Period, you could lose the entire Account Value of the Indexed Account due to an Interim Value Adjustment.
Index-Linked Option Details, Changes Possible [Text Block]	It is important to note as you review all of the Indexed Account options below that we reserve the right to substitute the Index for any Indexed Account, add new Indexed Accounts, or remove any Indexed Account, except the Default Account, at the end of its Crediting Period.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	We will limit the negative Index return used in calculating interest credited to an Indexed Account at the end of its Crediting Period. The method and amount of the limitation will depend on the Crediting Method and the current rates for the Crediting Period.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]	We will limit the positive Index return used in calculating interest credited to an Indexed Account at the end of its Crediting Period through the use of Caps and Participation Rates, to the extent that a Cap or Participation Rate is less than 100%.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	Crediting PeriodsWe currently offer Indexed Accounts with 1-Year and 6-Year Crediting Periods. Caps and Participation Rates will be declared in advance of the beginning of each new Crediting Period. Caps and Participation Rates for Crediting Periods after the initial Crediting Period may be different from Caps and Participation Rates for the initial Crediting Period. Indexed Accounts with a 6-Year Crediting Period are currently only available for allocation at the time your Contract is issued. Upon completion of a 6-Year Crediting Period, any dollar amounts in such an Indexed Account will be reallocated to an Indexed Account with a 1-Year Crediting Period using the same Index, Indexed Crediting Method, and downside limit as the expiring Indexed Account, unless you provide us with instructions to allocate such amounts to a different Indexed Account that is then available for allocation.When choosing between Indexed Accounts with a 1-Year Crediting Period or a 6-Year Crediting Period, investors should strongly consider the fact that Indexed Credits are only applied at the end of a Crediting Period. Any funds withdrawn or surrendered from an Indexed Account, including optional benefit charges, prior to the end of a Crediting Period are subject to an Interim Value Adjustment, which may be negative and result in a greater loss than if the funds remained in the account until the completion of the Crediting Period. Indexed Accounts with a 1-Year Crediting Period may be appropriate for investors who would like more flexibility to reallocate funds every year or plan for more frequent withdrawals. Indexed Accounts with 6-Year Crediting Periods may be appropriate for investors who do not wish to reallocate funds every year and would like to avoid the uncertainty of renewal rate changes. Funds must remain in an Indexed Account until the end of its Crediting Period to receive an Index Credit, and to avoid the Interim Value Adjustment. Additionally, any full or partial surrender, whether during or at the end of a Crediting Period, will be subject to the surrender charge schedule for this Contract and any applicable taxes and/or tax penalties. Partial Withdrawals, optional benefit charges, full surrenders, Performance Locks, and death benefits will be subject to the Interim Value Adjustment if taken before the end of the Crediting Period. Please see the Contract Charges and Adjustments section of this Prospectus for more information.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	When choosing between Indexed Accounts with a 1-Year Crediting Period or a 6-Year Crediting Period, investors should strongly consider the fact that Indexed Credits are only applied at the end of a Crediting Period. Any funds withdrawn or surrendered from an Indexed Account, including optional benefit charges, prior to the end of a Crediting Period are subject to an Interim Value Adjustment, which may be negative and result in a greater loss than if the funds remained in the account until the completion of the Crediting Period. Indexed Accounts with a 1-Year Crediting Period may be appropriate for investors who would like more flexibility to reallocate funds every year or plan for more frequent withdrawals. Indexed Accounts with 6-Year Crediting Periods may be appropriate for investors who do not wish to reallocate funds every year and would like to avoid the uncertainty of renewal rate changes.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Accounts, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Adjustment, which reduce performance.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Index Crediting Methodologies and ExamplesValues in each Indexed Account are eligible to earn positive or negative interest in the form of an Index Credit.The Index Credit, generally, is based upon any gain or loss in the underlying Index associated with a given Indexed Account, subject to the applicable limits on gains and losses described above. The Indexed Accounts that are currently available are based on the S&P 500® Index, MSCI EAFE Index, Nasdaq-100 Index® or JEDI Index. Please see the section of this Prospectus entitled Index Descriptions and Substitution of an Index for information about each Index.At the end of each Crediting Period, the Index Change will be calculated as (a) divided by (b) minus 1, where:(a) is the value of the Index at the end of the Crediting Period, and(b) is the value of the Index at the beginning of the Crediting Period.This comparison of an Index value at the start of a Crediting Period to the value at the end of a Crediting Period is also known as a “Point-to-Point” measurement. The value of the Index on any date that is not a Valuation Date will be the value of the Index on the most recent Valuation Date.The Adjusted Index Change represents the Index Change after adjusting it for the applicable limits on losses and gains provided by the Indexed Account. For all Crediting Methods, the Index Credit is equal to the Adjusted Index Change multiplied by the Crediting Base. The Adjusted Index Change calculation for each Crediting Method is described below.Point-to-Point with Floor and CapThe Adjusted Index Change is equal to the greater of the Floor and the Index Change, not to exceed the Cap.Point-to-Point with Buffer and CapIf the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero.If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap.Point-to-Point with Buffer and Participation RateIf the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero.If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate.Point-to-Point with Shift and Participation RateIf the sum of the Index Change and Shift is negative, the Adjusted Index Change is equal to the sum of the Index Change and Shift.If the sum of the Index Change and Shift is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and Shift, multiplied by the Participation Rate.
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Calculation ExamplesThe following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.Point-to-Point with Floor and CapExample 1: Positive Index Change Exceeds CapAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,075;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Floor for the Crediting Period is 0.00%, or 0;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,075) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1075/1000) - 1 = 7.50%Second, we determine the Adjusted Index Change. The Adjusted Index Change is equal to the greater of the Floor (0.00%) and the Index Change (7.50%), not to exceed the Cap (5.00%). Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Floor. In this instance, the Index Change (7.50%) is greater than the Cap (5.00%). Since the Adjusted Index Change cannot exceed the Cap, the Cap (5.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (5.00%).5.00% x 25,000 = 1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $1,250 = $26,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $26,250.Example 2: Negative Index Change Exceeds FloorAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 950;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Floor for the Crediting Period is 0.00%, or 0;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (950) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (950/1000) - 1 = -5.00%Second, we determine the Adjusted Index Change. The Adjusted Index Change is equal to the greater of the Floor (0.00%) and the Index Change (-5.00%), not to exceed the Cap (5.00%). Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Floor. In this instance, the Index Change (-5.00%) is less than the Floor (0.00%). Since the Adjusted Index Change is equal to the greater of the Floor and the Index Change, the Floor (0.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (0.00%).0.00% x 25,000 = 0Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $0 = $25,000As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $25,000.Point-to-Point with Buffer and CapExample 1: Positive Index Change Exceeds CapAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,075;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,075) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1075/1000) - 1 = 7.50%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap. Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (7.50%) is greater than the Cap (5.00%). Since the Adjusted Index Change cannot exceed the Cap, the Cap (5.00%) would be the Adjusted Index Change.Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (5.00%).5.00% x 25,000 = 1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $1,250 = $26,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $26,250.Example 2: Negative Index Change Exceeds BufferAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Cap for the Crediting Period is 5.00%, or 0.05;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change, not to exceed the Cap. Positive Index performance may be limited by application of the Cap and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (-15.00%) is negative, so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Buffer (10.00%), not to exceed zero.Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.Point-to-Point with Buffer and Participation RateExample 1: Positive Index ChangeAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,100;●The Participation Rate for the Crediting Period is 90.00%, or 0.90;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,100) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1100/1000) - 1 = 10.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (10.00%) is positive, so the Adjusted Index Change is equal to the Index Change (10.00%) multiplied by the Participation Rate (90.00%).Adjusted Index Change = 10.00% x 90.00% = 9.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (9.00%).9.00% x 25,000 = 2,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $2,250 = $27,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $27,250.Example 2: Negative Index Change Exceeds BufferAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Participation Rate for the Crediting Period is 90.00%, or 0.90;●The Buffer for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the Index Change plus the Buffer, not to exceed zero. If the Index Change is zero or positive, the Adjusted Index Change is equal to the Index Change multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Buffer. In this instance, the Index Change (-15.00%) is negative, so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Buffer (10.00%), not to exceed zero.Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.Point-to-Point with Shift and Participation RateExample 1: Positive Index ChangeAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 1,050;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (1,050) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (1050/1000) - 1 = 5.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (5.00%) and the Shift (10.00%) is positive (15.00%), so the Adjusted Index Change is equal to the Index Change (5.00%) plus the Shift (10.00%) multiplied by the Participation Rate (60.00%).Adjusted Index Change = (5.00% + 10.00%) x 60.00% = 9.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (9.00%).9.00% x 25,000 = 2,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $2,250 = $27,250As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $27,250.Example 2: Negative Index Change Between 0 and ShiftAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 950;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (950) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (950/1000) - 1 = -5.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (-5.00%) and the Shift (10.00%) is positive (5.00%), so the Adjusted Index Change is equal to the Index Change (-5.00%) plus the Shift (10.00%) multiplied by the Participation Rate (60.00%).Adjusted Index Change = (-5.00% + 10.00%) x 60.00% = 3.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (3.00%).3.00% x 25,000 = 750Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + $750 = $25,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $25,750.Example 3: Negative Index Change Exceeds ShiftAssumptions:●The value of the S&P 500® Index at the beginning of the Crediting Period is 1,000;●The value of the S&P 500® at the end of the Crediting Period is 850;●The Participation Rate for the Crediting Period is 60.00%, or 0.60;●The Shift for the Crediting Period is 10.00%, or 0.10;●The Crediting Base is $25,000.First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Crediting Period (850) by the value of the S&P 500® at the beginning of the Crediting Period (1,000). This result is then reduced by one (1). The resulting number is the Index Change.Index Change = (Index value at end of Crediting Period/Index value at beginning of Crediting Period) - 1 = (850/1000) - 1 = -15.00%Second, we determine the Adjusted Index Change. If the Index Change is negative, the Adjusted Index Change is equal to the sum of the Index Change and the Shift. If the Index Change is zero or positive, the Adjusted Index Change is equal to the sum of the Index Change and the Shift multiplied by the Participation Rate. Positive Index performance may be limited by application of the Participation Rate and negative Index performance may be limited by the application of the Shift. In this instance, the sum of the Index Change (-15.00%) and the Shift (10.00%) is negative (-5.00%), so the Adjusted Index Change is equal to the Index Change (-15.00%) plus the Shift (10.00%).Adjusted Index Change = -15.00% + 10.00% = -5.00%Third, the Index Credit is determined by multiplying the Crediting Base ($25,000) by the Adjusted Index Change (-5.00%).-5.00% x 25,000 = -1,250Lastly, the new Indexed Account value is established by adding the Index Credit to the Crediting Base.$25,000 + -$1,250 = $23,750As such, the new Indexed Account value and Crediting Base for the next Crediting Period is $23,750.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Substitution of an Index During a Crediting Period For any Indexed Account, we may elect to substitute a comparable Index in the event of discontinuation of the Index, unavailability of Index values, substantial change in the calculation of the Index, loss of our license or permission to use the Index, inability to hedge risks associated with the Index, or similar conditions. Before a substitute Index is used, we will notify you and any assignee of the substitution.If we substitute an Index during a Crediting Period, thereafter we will calculate the Interim Value Adjustment and Index Credit based on the performance of the substituted Index as if it had been in place at the beginning of the Crediting Period. This performance may be different than that of the Index utilized at the beginning of the Crediting Period. While we will seek to replace any Index with an Index that has a similar investment objective and risk profile, the substitute Index may not track the same constituent securities as the Index that is being replaced. You will not have the right to refuse an Index substitution or the ability to transfer to a different account option unless you exercise a Performance Lock. If we substitute the Index for an Indexed Account during a Crediting Period, it will not change the applicable Cap, Participation Rate, Floor, Buffer, or Shift Rate for the remainder of the Crediting Period. If we determine in our own discretion that no similar alternate Index exists for an Indexed Account, we will use a commonly known Index such as the S&P 500.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	For any Indexed Account, we may elect to substitute a comparable Index in the event of discontinuation of the Index, unavailability of Index values, substantial change in the calculation of the Index, loss of our license or permission to use the Index, inability to hedge risks associated with the Index, or similar conditions.
Index-Linked Option Details, Index Substitution Notification [Text Block]	Before a substitute Index is used, we will notify you and any assignee of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during a Crediting Period, thereafter we will calculate the Interim Value Adjustment and Index Credit based on the performance of the substituted Index as if it had been in place at the beginning of the Crediting Period. This performance may be different than that of the Index utilized at the beginning of the Crediting Period.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Completion of a Crediting PeriodYou will receive a letter prior to the end of the Crediting Period for each of your Indexed Accounts with information about Indexed Accounts available for reallocation and respective Caps and Participation Rates for each available Indexed Account. At the end of each complete Crediting Period of an Indexed Account, unless otherwise instructed by you, you will remain allocated to that Indexed Account and a new Crediting Period will automatically begin. If renewing into the same Indexed Account would result in a new Crediting Period that would extend beyond the Contract’s surrender charge period, the Account Value of that account will be automatically reallocated to an Indexed Account with a one-year Crediting Period using the same Index, Indexed Crediting Method, and downside limit as the expiring Indexed Account. If there is no Indexed Account available for either renewal or reallocation as described above, the Account Value of the expiring account will be automatically transferred to the Default Account shown on your Contract Schedule. If you wish to reallocate your funds at the end of the Crediting Period, you must provide your Written Request for transfer no later than one Business Day prior to the end of the Crediting Period of the Indexed Account out of which you wish to transfer.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Interim Value AdjustmentThe Account Value for each Indexed Account, which determines the amount available for withdrawals during the Crediting Period, is adjusted daily to reflect changes in the value of the hypothetical portfolio of assets that support that Indexed Account through the use of the Interim Value Adjustment. Depending on the amount of the Interim Value Adjustment when there is a withdrawal, you could experience a maximum loss of 100% of the Account Value in an Indexed Account due to an Interim Value Adjustment. The Interim Value Adjustment is part of the calculation of your Contract Value, and therefore affects the amounts that are available to be withdrawn, surrendered, annuitized, transferred to the Fixed Account due to the exercise of a Performance Lock, deducted for the payment of optional benefit charges, or paid as a death benefit from an Indexed Account prior to the end of a Crediting Period. Interim Value Adjustments do not apply in the case of amounts withdrawn, surrendered, annuitized, transferred, deducted for the payment of optional benefit charges, or paid as a death benefit from an Indexed Account at the completion of a Crediting Period, do not apply to Guaranteed Interest Accounts, and do not apply after the Contract has been annuitized. Any death benefit amounts guaranteed by an optional rider which are in excess of the Contract Value will not be affected by the Interim Value Adjustment, except to the extent that the Contract Value is directly impacting the calculation of the benefit amount. The Account Value for an Indexed Account for any day during the Crediting Period is determined by adjusting a tracking value we refer to as the Crediting Base by the amount of the Interim Value Adjustment on that day. The starting value of the Crediting Base of an Indexed Account is the value allocated to that Indexed Account at the beginning of the Crediting Period, and the Crediting Base is then reduced any time there is a withdrawal during the Crediting Period. These reductions are made by reducing the Crediting Base in the same proportion that the withdrawal bears to the Account Value before the application of the withdrawal. After this reduction in the Crediting Base, the Interim Value Adjustment is recalculated based on the new Crediting Base, and the Account Value post-withdrawal is redetermined by adding the new Interim Value Adjustment to the new Crediting Base. The Interim Value Adjustment reflects the change in the value of the hypothetical portfolio of assets that support a given Indexed Account. It consists of a Fixed Asset Adjustment and a Derivative Asset Adjustment. A negative Interim Value Adjustment may be caused by a negative Derivative Asset Adjustment, a negative Fixed Asset Adjustment, or both. A negative Derivative Asset Adjustment may be caused by a) a decrease in the Index value, b) a decrease in Index volatility, c) a decrease in external interest rates affecting the value of the hypothetical derivatives designed to produce the Index Credit at the end of the Crediting Period, or d) an increase in the dividend yield of the Index. A negative Fixed Asset Adjustment may be caused by an increase in external interest rates affecting the value of the hypothetical portfolio of fixed assets supporting the Indexed Account. A positive Interim Value Adjustment may be caused by the opposite conditions of those described above. You could lose up to 100% of your investment in an Indexed Account as a result of a negative Interim Value Adjustment. Please refer to the Statement of Additional Information for a detailed description and examples of the Interim Value Adjustment formulas.The Interim Value Adjustment for a given Indexed Account only applies to that Indexed Account and does not affect the Account Value of any other account options. The Interim Value Adjustment directly affects the Contract Value, surrender value, and death benefit of the Contract. The Interim Value Adjustment is calculated before applying any other charges, fees, or adjustments to the Contract Value. The Interim Value Adjustment does not impact the calculation of the Index Credit at the end of the Crediting Period. However, if a partial withdrawal is taken when the Interim Value Adjustment is negative, it could reduce the value of the Crediting Base to which the Index Credit is applied by an amount greater than the actual value withdrawn from the Indexed Account.The purpose of the Interim Value Adjustment is to transfer risk from Minnesota Life to the investor such that the investor shares in gains and losses on the hypothetical investments supporting the Contract if funds are removed from an Indexed Account prior to the end of the Crediting Period. You may contact the Annuity Service Center to obtain information about the current value of the Interim Value Adjustment. This value can fluctuate daily, and the current value quoted to you may differ from the actual value calculated at the time of any transaction.
Contract Adjustment, Applicable Transaction [Text Block]	The Interim Value Adjustment is part of the calculation of your Contract Value, and therefore affects the amounts that are available to be withdrawn, surrendered, annuitized, transferred to the Fixed Account due to the exercise of a Performance Lock, deducted for the payment of optional benefit charges, or paid as a death benefit from an Indexed Account prior to the end of a Crediting Period.
Contract Adjustment, Waiver Circumstances [Text Block]	Interim Value Adjustments do not apply in the case of amounts withdrawn, surrendered, annuitized, transferred, deducted for the payment of optional benefit charges, or paid as a death benefit from an Indexed Account at the completion of a Crediting Period, do not apply to Guaranteed Interest Accounts, and do not apply after the Contract has been annuitized. Any death benefit amounts guaranteed by an optional rider which are in excess of the Contract Value will not be affected by the Interim Value Adjustment, except to the extent that the Contract Value is directly impacting the calculation of the benefit amount.
Contract Adjustment, Manner Determined [Text Block]	The Account Value for an Indexed Account for any day during the Crediting Period is determined by adjusting a tracking value we refer to as the Crediting Base by the amount of the Interim Value Adjustment on that day. The starting value of the Crediting Base of an Indexed Account is the value allocated to that Indexed Account at the beginning of the Crediting Period, and the Crediting Base is then reduced any time there is a withdrawal during the Crediting Period. These reductions are made by reducing the Crediting Base in the same proportion that the withdrawal bears to the Account Value before the application of the withdrawal. After this reduction in the Crediting Base, the Interim Value Adjustment is recalculated based on the new Crediting Base, and the Account Value post-withdrawal is redetermined by adding the new Interim Value Adjustment to the new Crediting Base.
Contract Adjustment, Effect on Value and Benefits [Text Block]	The Interim Value Adjustment reflects the change in the value of the hypothetical portfolio of assets that support a given Indexed Account. It consists of a Fixed Asset Adjustment and a Derivative Asset Adjustment. A negative Interim Value Adjustment may be caused by a negative Derivative Asset Adjustment, a negative Fixed Asset Adjustment, or both. A negative Derivative Asset Adjustment may be caused by a) a decrease in the Index value, b) a decrease in Index volatility, c) a decrease in external interest rates affecting the value of the hypothetical derivatives designed to produce the Index Credit at the end of the Crediting Period, or d) an increase in the dividend yield of the Index. A negative Fixed Asset Adjustment may be caused by an increase in external interest rates affecting the value of the hypothetical portfolio of fixed assets supporting the Indexed Account. A positive Interim Value Adjustment may be caused by the opposite conditions of those described above. You could lose up to 100% of your investment in an Indexed Account as a result of a negative Interim Value Adjustment. Please refer to the Statement of Additional Information for a detailed description and examples of the Interim Value Adjustment formulas.
Contract Adjustment, Relationship to Other Charges [Text Block]	The Interim Value Adjustment for a given Indexed Account only applies to that Indexed Account and does not affect the Account Value of any other account options. The Interim Value Adjustment directly affects the Contract Value, surrender value, and death benefit of the Contract. The Interim Value Adjustment is calculated before applying any other charges, fees, or adjustments to the Contract Value. The Interim Value Adjustment does not impact the calculation of the Index Credit at the end of the Crediting Period. However, if a partial withdrawal is taken when the Interim Value Adjustment is negative, it could reduce the value of the Crediting Base to which the Index Credit is applied by an amount greater than the actual value withdrawn from the Indexed Account.
Contract Adjustment, Purpose [Text Block]	The purpose of the Interim Value Adjustment is to transfer risk from Minnesota Life to the investor such that the investor shares in gains and losses on the hypothetical investments supporting the Contract if funds are removed from an Indexed Account prior to the end of the Crediting Period.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may contact the Annuity Service Center to obtain information about the current value of the Interim Value Adjustment. This value can fluctuate daily, and the current value quoted to you may differ from the actual value calculated at the time of any transaction.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BenefitsThe following table provides information regarding the benefits available with your Contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider
Provides for a
death benefit equal
to the greater of the
Contract Value,
Guaranteed
Minimum
Surrender Value or
the Roll-up Value
(not to exceed the
Maximum Roll-up
Value).This rider
also permits the
death benefit value
to be accelerated in
the event of a
Chronic or
Terminal Illness.
		Optional	0.75% for ages 70 and younger and 1.15% for ages 71-80 at issue (as a percentage of the Accelerated Death Benefit Rider value)
May not be elected
with the Return of
Purchase Payments
optional
benefit.May not be
elected if at the
time of issue if the
owner (or
annuitant for
non-natural
owners) is unable
to perform all of
the Activities of
Daily Living or are
confined to a
nursing home or
skilled nursing
facility.
Withdrawals taken
in excess of any
Required
Minimum
Distribution, as
calculated by us for
a Qualified
Contract, will
reduce the Roll Up
Value on a Pro-rata
Basis at the time of
the withdrawal.
This method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Provides for a
death benefit equal
to the sum of
Purchase Payments
adjusted on a
Pro-rata Basis for
any amounts
previously
withdrawn. If the
ROPP DB is
greater than the
Contract Value, the
difference will be
paid as an
additional benefit.
		Optional	0.15% for ages 70 and under at issue and 0.40% for ages 71-80 at issue (as a percentage of the Return of Purchase Payments Death Benefit)
May not be elected
with the
Accelerated Death
Benefit Rider
optional
benefit.Withdrawals
will reduce the
sum of Purchase
Payments on a
Pro-rata Basis at
the time of the
Withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider
Provides for a
death benefit equal
to the greater of the
Contract Value,
Guaranteed
Minimum
Surrender Value or
the Roll-up Value
(not to exceed the
Maximum Roll-up
Value).This rider
also permits the
death benefit value
to be accelerated in
the event of a
Chronic or
Terminal Illness.
		Optional	0.75% for ages 70 and younger and 1.15% for ages 71-80 at issue (as a percentage of the Accelerated Death Benefit Rider value)
May not be elected
with the Return of
Purchase Payments
optional
benefit.May not be
elected if at the
time of issue if the
owner (or
annuitant for
non-natural
owners) is unable
to perform all of
the Activities of
Daily Living or are
confined to a
nursing home or
skilled nursing
facility.
Withdrawals taken
in excess of any
Required
Minimum
Distribution, as
calculated by us for
a Qualified
Contract, will
reduce the Roll Up
Value on a Pro-rata
Basis at the time of
the withdrawal.
This method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Provides for a
death benefit equal
to the sum of
Purchase Payments
adjusted on a
Pro-rata Basis for
any amounts
previously
withdrawn. If the
ROPP DB is
greater than the
Contract Value, the
difference will be
paid as an
additional benefit.
		Optional	0.15% for ages 70 and under at issue and 0.40% for ages 71-80 at issue (as a percentage of the Return of Purchase Payments Death Benefit)
May not be elected
with the
Accelerated Death
Benefit Rider
optional
benefit.Withdrawals
will reduce the
sum of Purchase
Payments on a
Pro-rata Basis at
the time of the
Withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Operation of Benefit [Text Block]	Death Benefits Before Annuity Payments Begin If you die before Annuity Payments begin, we will pay the death benefit to the Beneficiary. If the Owner of this Contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the Beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the Beneficiary designated unless another form of settlement has been requested and agreed to by us.The value of the death benefit will be determined as of the Valuation Date coincident with or, if received after the close of our Business Day, the Valuation Date next following the day we receive due proof of death and any related information necessary. The value of the death benefit, including any amounts due in excess of the Contract Value, will be directed into the Fixed Account. The death benefit will be equal to the greater of:(a)the Contract Value; or (b)the total GMSV for the Guaranteed Interest Accounts plus the Account Values of the Indexed Accounts; or (c)if you purchased an optional death benefit when your Contract was issued, the value due under the selected optional death benefit rider. (See the section of this Prospectus entitled Optional Death Benefit Riders for details of this calculation.) We reserve the right to limit the death benefit to that of the standard death benefit provided under the Contract in lieu of any other enhanced death benefit value otherwise payable if we receive proof of death more than one year after the date of death. Surviving Spouse Option If the entire death benefit is payable to the sole designated Beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit. Beneficiary other than the Surviving Spouse If the designated Beneficiary is a person other than the Owner’s spouse, that Beneficiary may: (1) elect an annuity option measured by a period not longer than that Beneficiary’s life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the Contract within five years after death of the Owner. If there is no designated Beneficiary, then the entire value in the Contract must be distributed within five years after death of the Owner. Alternatively, and if permitted by the IRS, a Beneficiary may elect to receive a systematic distribution over a period not exceeding the Beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. For Qualified Contracts, not all Beneficiaries are eligible to take payments over the Beneficiary’s life expectancy. See the Tax Qualified Programs section of the Prospectus for a more detailed discussion of the applicable tax code and regulations. Payment to the designated Beneficiary, other than in a lump sum, may only be elected by the designated Beneficiary during the 60-day period following the date we receive due proof of death. Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the Contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the section of this Prospectus entitled Optional Death Benefit Riders for details. If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and ●there is a surviving Joint Owner; and ●the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and ●there is no Joint Owner; and ●the Annuitant is either living or deceased.	The designated Beneficiary receives the death benefit
The Owner dies; and ●there is no Joint Owner and ●there is no designated Beneficiary (or all of the beneficiaries pre-decease the Owner); and ●the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and ●Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and ●the Owner is not a natural person, such as a trust	The designated Beneficiary receives the death benefit
The Annuitant dies; and ●the Owner is not a natural person, such as a trust; and ●there is no designated Beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit RidersAt the time you purchase your Contract, you may elect optional death benefits. You must be 80 years old or less in order to elect Accelerated Death Benefit rider. You must be 80 years old or less in order to elect ROPP. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See Optional Rider Charges for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time. The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Optional Death Benefit Riders it may be Elected With
Accelerated Death Benefit	None
ROPP	None

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Account Options Available Under the ContractThe following is a list of Indexed Account options currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Account options, and terminate existing Indexed Account options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://advisor.securian.com/annuitypresentations/annuityrates/notifications/rila.pdf. The Contract offers Indexed Account options with 1-year or 6-year Crediting Periods; Indexed Account options with 6-year Crediting Periods are only available at the time of Contract purchase.Note: We apply a daily Interim Value Adjustment to each Indexed Account that affects the amount available to be withdrawn before the end of its Crediting Period. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Crediting Period.See the Principal Risks of Investing in the Contract, Description of the Insurance Company and Account Options, and Contract Charges, Adjustments and Fees sections of the Prospectus for additional information about the available Indexed Account Options, Index Credit calculations, and the Interim Value Adjustment.
Type of Index	Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)		Minimum Limit on Index Gain (guaranteed for the life of the Contract)
The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index, which will cause the Index to underperform a direct investment the securities composing the Index.	S&P 500®	1 Year	Point to Point with Buffer and Cap	10%	Buffer	1%
	S&P 500®	1 Year	Point to Point with Buffer and Cap	20%	Buffer	1%
	S&P 500®	1 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	10%
	S&P 500®	6 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	50%
	S&P 500®	1 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
Type of Index	Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)		Minimum Limit on Index Gain (guaranteed for the life of the Contract)
	S&P 500®	6 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
	S&P 500®	1 Year	Point to Point with 20% and Participation Rate	20%	Buffer	10%
	S&P 500®	6 Year	Point to Point with 20% and Participation Rate	20%	Buffer	50%
	S&P 500®	1 Year	Point to Point with Floor and Cap	0%	Floor	1%
	S&P 500®	1 Year	Point to Point with Shift and Participation Rate	10%	Shift	10%
The MSCI EAFE Index is designed
to represent the performance of
common stocks of large- and
mid-capitalization companies across
21 developed markets, including
countries in Europe, Australasia,
and the Far East, excluding the U.S.
and Canada. The Index is available
for a number of regions and market
segments/sizes and covers
approximately 85% of the free
float-adjusted market capitalization
in each of the 21 countries. The
Index is a price index and does not
include dividends declared by any of
the companies in the Index, which
will cause the Index to
underperform a direct investment
the securities composing the Index.
	MSCI EAFE Index	1 Year	Point to Point with Buffer and Cap	10%	Buffer	1%
	MSCI EAFE Index	1 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	10%
	MSCI EAFE Index	6 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	50%
	MSCI EAFE Index	1 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
Type of Index	Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)		Minimum Limit on Index Gain (guaranteed for the life of the Contract)
	MSCI EAFE Index	6 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
	MSCI EAFE Index	1 Year	Point to Point with 20% and Participation Rate	20%	Buffer	10%
	MSCI EAFE Index	6 Year	Point to Point with 20% and Participation Rate	20%	Buffer	50%
The Nasdaq-100 Index® is a
large-cap index, which includes 100
of the largest domestic and
international non-financial
companies listed on the Nasdaq
Stock Exchange® weighted by
market capitalization. This Index is
comprised of assets in various
sectors including Technology,
Consumer Discretionary,
Healthcare, Industrials,
Telecommunications, Consumer
Staples, Basic Materials, Utilities
and Energy. Historically, the
Nasdaq-100 Index has provided
more exposure to the technology
sector than the large-cap market at
large. This Index does not include
dividends declared by any of the
companies in this Index, which will
cause the Index to underperform a
direct investment in the securities
composing the Index.
	Nasdaq-100	1 Year	Point to Point with Buffer and Cap	10%	Buffer	1%
	Nasdaq-100®	1 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	10%
	Nasdaq-100®	6 Year	Point to Point with Buffer and Participation Rate	10%	Buffer	50%
	Nasdaq-100®	1 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
	Nasdaq-100®	6 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
Type of Index	Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)		Minimum Limit on Index Gain (guaranteed for the life of the Contract)
	Nasdaq-100®	1 Year	Point to Point with 20% and Participation Rate	20%	Buffer	10%
	Nasdaq-100®	6 Year	Point to Point with 20% and Participation Rate	20%	Buffer	50%
The Janus Henderson Equity
Directionality Index ER (JEDI)
seeks to conquer emotion and
harness investor sentiment by
putting into practice one of the core
tenets of investing: buy low and sell
high.  It is designed to capture mean
reversion in US equity markets, a
well-known phenomenon in
behavioral finance derived in large
part from investor psychology. The
JEDI dynamically adjusts its
exposure to the SPDR S&P 500 ETF
Trust (SPY) daily based on the
1-day and 5-day returns of the SPY.
The table below illustrates the target
allocations. When both the 1-day
and 5-day returns are positive and
exceed the return thresholds in
magnitude, the index will adjust to
have 50% exposure to SPY and
another 50% in cash. When both
1-day and 5-day returns are negative
and exceed the return thresholds in
magnitude, the index will borrow
cash and allocate 200% to SPY.
Dividends are assumed to be
reinvested. In calculating the
return, JEDI assumes a 1 basis point
transactional cost on the theoretical
notional amount of transactions
placed during a business day. We
use the Excess Return version of the
Index, which realizes the daily
return of the Total Return Index
less the Fed Funds rate. The
deduction of the Fed Funds rate and
assumption of the 1 basis point
transaction fee will cause the Index
to underperform a direct investment
in the securities comprising the
Index.
	JEDI	1 Year	Point to Point with 10% and Participation Rate	10%	Buffer	10%
	JEDI	6 Year	Point to Point with 10% and Participation Rate	10%	Buffer	50%
Type of Index	Index	Crediting Period	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Crediting Period)		Minimum Limit on Index Gain (guaranteed for the life of the Contract)
	JEDI	1 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
	JEDI	6 Year	Point to Point with 1% and Participation Rate	1%	Buffer	100%
	JEDI	1 Year	Point to Point with 20% and Participation Rate	20%	Buffer	10%
	JEDI	6 Year	Point to Point with 20% and Participation Rate	20%	Buffer	50%
We will always offer a Default Account option with a Floor that limits losses to 0% when the Account Value is held for the duration of the Crediting Period. We do not guarantee that we will always offer an Indexed Account option with a Buffer or a Shift. If we do offer an Indexed Account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%.In the future, we may offer Indexed Account options that do not provide any downside protection, which would mean a risk of loss of the entire amount of money in such an Indexed Account.Indexed Accounts have Caps or Participation Rates that limit the amount of potential investment earnings. The lowest guaranteed minimum Cap that we offer for any Indexed Account option is 1% and the lowest guaranteed minimum Participation Rate that we offer for any Indexed Account option is 10%.The following is a list of Guaranteed Interest Account options currently available under the Contract. We may change the features of the Guaranteed Interest Account options listed below, offer new Guaranteed Interest Account options, and terminate existing Guaranteed Interest Account options. We will provide you with written notice before doing so.Note: We do not apply an Interim Value Adjustment to the Guaranteed Interest Accounts. See the Principal Risks of Investing in the Contract and Description of the Insurance Company and Account Options sections of the Prospectus for additional information about the available Guaranteed Interest Accounts and risks associated with those account options.
	Guaranteed Interest Accounts
Name	Duration	Minimum Guaranteed Interest Rate
Fixed Account	1 Year	1%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Indexed Account options currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Account options, and terminate existing Indexed Account options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://advisor.securian.com/annuitypresentations/annuityrates/notifications/rila.pdf. The Contract offers Indexed Account options with 1-year or 6-year Crediting Periods; Indexed Account options with 6-year Crediting Periods are only available at the time of Contract purchase.Note: We apply a daily Interim Value Adjustment to each Indexed Account that affects the amount available to be withdrawn before the end of its Crediting Period. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Crediting Period.See the Principal Risks of Investing in the Contract, Description of the Insurance Company and Account Options, and Contract Charges, Adjustments and Fees sections of the Prospectus for additional information about the available Indexed Account Options, Index Credit calculations, and the Interim Value Adjustment.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always offer a Default Account option with a Floor that limits losses to 0% when the Account Value is held for the duration of the Crediting Period. We do not guarantee that we will always offer an Indexed Account option with a Buffer or a Shift. If we do offer an Indexed Account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%.In the future, we may offer Indexed Account options that do not provide any downside protection, which would mean a risk of loss of the entire amount of money in such an Indexed Account.Indexed Accounts have Caps or Participation Rates that limit the amount of potential investment earnings. The lowest guaranteed minimum Cap that we offer for any Indexed Account option is 1% and the lowest guaranteed minimum Participation Rate that we offer for any Indexed Account option is 10%.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Guaranteed Interest Account options currently available under the Contract. We may change the features of the Guaranteed Interest Account options listed below, offer new Guaranteed Interest Account options, and terminate existing Guaranteed Interest Account options. We will provide you with written notice before doing so.Note: We do not apply an Interim Value Adjustment to the Guaranteed Interest Accounts. See the Principal Risks of Investing in the Contract and Description of the Insurance Company and Account Options sections of the Prospectus for additional information about the available Guaranteed Interest Accounts and risks associated with those account options.
Fixed Options Available [Table Text Block]
	Guaranteed Interest Accounts
Name	Duration	Minimum Guaranteed Interest Rate
Fixed Account	1 Year	1%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment(a) The information in the table below is as of December 31 of the prior calendar year.
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index- Linked Option and/or Fixed Option Subject to a Contract Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
AccumuLink Advance	298	$59,758,836	299	$59,981,254	$298,998	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	AccumuLink Advance
Non-variable Annuities, Number Outstanding	298
Non-variable Annuities, Total Value	$ 59,758,836
Non-variable Annuities, Number Sold	299
Non-variable Annuities, Gross Premiums	$ 59,981,254
Non-variable Annuities, Value Redeemed	$ 298,998
Non-variable Annuities [Text Block]	(b) The current limits on Index gains in effect for each Index-Linked Option during the twelve months ending on December 31 of the prior year are as follows:
AccumuLink Advance	08/25/2025	12/01/2025
1-Year Term Account Options
S&P 500 Index 1-year Point-to-Point w/ Cap and 0% Floor		6.50%
S&P 500 Index 1-year Point-to-Point w/ Par and 1% Buffer	110.00%	110.00%
S&P 500 Index 1-year Point-to-Point w/ Par and 10% Buffer	85.00%	85.00%
S&P 500 Index 1-year Point-to-Point w/ Par and 20% Buffer	70.00%	65.00%
S&P 500 Index 1-year Point-to-Point w/ Cap and 10% Buffer	18.50%	18.00%
S&P 500 Index 1-year Point-to-Point w/ Cap and 20% Buffer	11.00%	11.00%
S&P 500 Index 1-year Point-to-Point w/ Par and 10% Shift	50.00%	50.00%
MSCI EAFE Index 1-year Point-to-Point w/ Par and 1% Buffer	115.00%	115.00%
MSCI EAFE Index 1-year Point-to-Point w/ Par and 10% Buffer	95.00%	90.00%
MSCI EAFE Index 1-year Point-to-Point w/ Par and 20% Buffer	75.00%	70.00%
MSCI EAFE Index 1-year Point-to-Point w/ Cap and 10% Buffer	25.00%	22.00%
NASDAQ 100 Index 1-year Point-to-Point w/ Par and 1% Buffer	100.00%	100.00%
AccumuLink Advance	08/25/2025	12/01/2025
NASDAQ 100 Index 1-year Point-to-Point w/ Par and 10% Buffer	75.00%	75.00%
NASDAQ 100 Index 1-year Point-to-Point w/ Par and 20% Buffer	60.00%	58.00%
NASDAQ 100 Index 1-year Point-to-Point w/ Cap and 10% Buffer	16.00%	16.00%
JEDI Index 1-year Point-to-Point w/ Par and 1% Buffer	120.00%	120.00%
JEDI Index 1-year Point-to-Point w/ Par and 10% Buffer	100.00%	95.00%
JEDI Index 1-year Point-to-Point w/ Par and 20% Buffer	80.00%	70.00%
6-Year Term Account Options
S&P 500 Index 6-year Point-to-Point w/ Par and 1% Buffer	116%	116%
S&P 500 Index 6-year Point-to-Point w/ Par and 10% Buffer	110%	110%
S&P 500 Index 6-year Point-to-Point w/ Par and 20% Buffer	95%	95%
MSCI EAFE Index 6-year Point-to-Point w/ Par and 1% Buffer	130%	130%
MSCI EAFE Index 6-year Point-to-Point w/ Par and 10% Buffer	120%	120%
MSCI EAFE Index 6-year Point-to-Point w/ Par and 20% Buffer	110%	110%
NASDAQ 100 Index 6-year Point-to-Point w/ Par and 1% Buffer	100%	100%
NASDAQ 100 Index 6-year Point-to-Point w/ Par and 10% Buffer	90%	90%
NASDAQ 100 Index 6-year Point-to-Point w/ Par and 20% Buffer	80%	80%
JEDI Index 6-year Point-to-Point w/ Par and 1% Buffer	135%	135%
JEDI Index 6-year Point-to-Point w/ Par and 10% Buffer	130%	130%
JEDI Index 6-year Point-to-Point w/ Par and 20% Buffer	110%	110%

AccumuLink Advance | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value to your designated beneficiaries should you die prior to Annuity Payments beginning
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Standard Death Benefit
AccumuLink Advance | Accelerated Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Accelerated Death Benefit Rider
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the greater of the Contract Value, Guaranteed Minimum Surrender Value or the Roll-up Value (not to exceed the Maximum Roll-up Value).This rider also permits the death benefit value to be accelerated in the event of a Chronic or Terminal Illness.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Brief Restrictions / Limitations [Text Block]	May not be elected with the Return of Purchase Payments optional benefit.May not be elected if at the time of issue if the owner (or annuitant for non-natural owners) is unable to perform all of the Activities of Daily Living or are confined to a nursing home or skilled nursing facility. Withdrawals taken in excess of any Required Minimum Distribution, as calculated by us for a Qualified Contract, will reduce the Roll Up Value on a Pro-rata Basis at the time of the withdrawal. This method of calculating reductions could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Accelerated Death Benefit Rider
Calculation Method of Benefit [Text Block]	Appendix C — Examples of the Accelerated Death Benefit RiderBelow are several examples that are designed to help show how the Accelerated Death Benefit option functions. A complete description of this optional contract feature can be found in the Prospectus section Optional Death Benefits. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by positive, negative, or zero Index Credits and Interim Value Adjustments. These examples are assumed to be Non-Qualified Contracts with all funds allocated to Indexed Accounts, therefore the GMSV is assumed to be zero and there are no RMDs. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Roll-Up Value and Contract Value vary relative to one another over time based on the value of Index Credits and Interim Value Adjustments that are applied.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Roll-Up Value	Accelerated Death Benefit
Beginning of Year 1	72	—	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	73	$107,000	—	—	$107,000	$106,000	$107,000
Beginning of Year 3	74	$119,000	—	—	$119,000	$112,360	$119,000
Beginning of Year 4	75	$125,000	—	—	$125,000	$119,102	$125,000
Beginning of Year 5	76	$112,000	—	—	$112,000	$126,248	$126,248
Beginning of Year 6	77	$102,000	—	—	$102,000	$133,823	$133,823
Beginning of Year 7	78	$121,000	—	—	$121,000	$141,852	$141,852
Beginning of Year 8	79	$155,000	—	—	$155,000	$150,363	$155,000
Beginning of Year 9	80	$130,000	—	—	$130,000	$159,385	$159,385
Beginning of Year 10	81	$140,000	—	—	$140,000	$168,948	$168,948
Beginning of Year 11	82	$156,000	—	—	$156,000	$179,085	$179,085
Beginning of Year 12	83	$150,000	—	—	$150,000	$189,830	$189,830
Beginning of Year 13	84	$165,000	—	—	$165,000	$201,220	$201,220
Beginning of Year 14	85	$166,000	—	—	$166,000	$213,293	$213,293
Beginning of Year 15	86	$160,000	—	—	$160,000	$213,293	$213,293
Beginning of Year 16	87	$170,000	—	—	$170,000	$213,293	$213,293
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $107,000. The Roll-Up Value is calculated as the prior Roll-Up Value, accumulated at 6% for a year ($100,000 * 1.06 ^ (365 / 365) = $106,000). The death benefit for this rider is the greater of the Contract Value and Roll-Up Value, resulting in an Accelerated Death Benefit of $107,000.In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000. The prior Roll-Up Value is accumulated at 6% ($119,102 * 1.06 ^ (365 / 365) = $126,248). The rider death benefit is the greater of the Contract Value and Roll-Up Value, resulting in an Accelerated Death Benefit of $125,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 85th birthday; the last anniversary at which the Roll-Up Value has the potential to increase. Example #2 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Roll-Up Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Roll-Up Value	Accelerated Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	68	$105,000	—	—	$105,000	$106,000	$106,000
Activity 6 months later	68	$107,000	—	$5,000	$102,000	$104,033	$104,033
After the withdrawal:Roll-Up Value = Roll-Up Value prior to the withdrawal – [Roll-Up Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $106,000 * (1.06 ^ (6/12)) – [$106,000 * (1.06 ^ (6/12)) * $5,000 / $107,000] = $104,033. Accelerated Death Benefit = maximum of Contract Value and Roll-Up Value = maximum of ($102,000, $104,033) = $104,033.Example #3 — Roll-Up Value exceeds the Maximum Roll-Up Value. The table below is meant to provide a numeric example of how the Accelerated Death Benefit can be limited by the Maximum Roll-Up Value based on the value of Index Credits and Interim Value Adjustments that are applied to the Contract Value. The Maximum Roll-Up Value is equal to 2 times the Contract Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Contract Value after Activity	Roll-Up Value	Maximum Roll-Up Value	Accelerated Death Benefit
Beginning of Year 1	60	—	$100,000	$100,000	$100,000	$200,000	$100,000
Beginning of Year 2	61	$100,000	—	$100,000	$106,000	$200,000	$106,000
Beginning of Year 3	62	$97,000	—	$97,000	$112,360	$194,000	$112,360
Beginning of Year 4	63	$84,000	—	$84,000	$119,102	$168,000	$119,102
Beginning of Year 5	64	$94,000	—	$94,000	$126,248	$188,000	$126,248
Beginning of Year 6	65	$103,000	—	$103,000	$133,823	$206,000	$133,823
Beginning of Year 7	66	$106,000	—	$106,000	$141,852	$212,000	$141,852
Beginning of Year 8	67	$118,000	—	$118,000	$150,363	$236,000	$150,363
Beginning of Year 9	68	$122,000	—	$122,000	$159,385	$244,000	$159,385
Beginning of Year 10	69	$87,000	—	$87,000	$168,948	$174,000	$168,948
Beginning of Year 11	70	$98,000	—	$98,000	$179,085	$196,000	$179,085
Beginning of Year 12	71	$98,000	—	$98,000	$189,830	$196,000	$189,830
Beginning of Year 13	72	$95,000	—	$95,000	$201,220	$190,000	$190,000
Beginning of Year 14	73	$82,000	—	$82,000	$213,293	$164,000	$164,000
Beginning of Year 15	74	$92,000	—	$92,000	$226,090	$184,000	$184,000
Beginning of Year 16	75	$100,000	—	$100,000	$239,656	$200,000	$200,000
	In the example above, the beginning of year 2 illustrates the impact on rider values when the Roll-Up Value increases. The Contract Value has remained level at $100,000. The Roll-Up Value is calculated as the prior Roll-Up Value, accumulated at 6% for a year ($100,000 * 1.06 ^ (365 / 365) = $106,000. The Maximum Roll-Up Value is equal to 2 times the Contract Value ($100,000 * 2 = $200,000). The death benefit for this rider is the greater of the Contract Value and Roll-Up Value not to exceed the Maximum Roll-Up Value, resulting in an Accelerated Death Benefit of $106,000.In the example above, the beginning of year 13 illustrates the impact on rider values when the Roll-Up Value exceeds the Maximum Roll-Up Value. The Contract Value has decreased to $950,000. The prior Roll-Up Value is accumulated at 6% ($189,830 * (365 / 365) = $201,220). The Maximum Roll-Up Value is equal to 2 times the Contract Value ($95,000 * 2 = $190,000). The rider death benefit is the greater of the Contract Value and Roll-Up Value not to exceed the Maximum Roll-Up Value, resulting in an Accelerated Death Benefit of $190,000.
AccumuLink Advance | Accelerated Death Benefit Age at Issue 71 and Older
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.15%
AccumuLink Advance | Return of Purchase Payments Death Benefit Age at issue 0-70
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
AccumuLink Advance | Return of Purchase Payments Death Benefit Age at issue 71-80
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
AccumuLink Advance | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	May not be elected with the Accelerated Death Benefit Rider optional benefit.Withdrawals will reduce the sum of Purchase Payments on a Pro-rata Basis at the time of the Withdrawal. This method of calculating reductions could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the withdrawal.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]	Accelerated Death Benefit Option The Accelerated Death Benefit Rider option provides for a guaranteed minimum amount upon death. It also provides for the acceleration of the death benefit available if the Owner (or Annuitant for contracts owned by non-natural entities) experiences a Chronic Illness or Terminal Illness. If the Owner chooses to accelerate the death benefit (subject to the terms and conditions of the rider), the death benefit is calculated and any amounts owed in excess of the Contract Value will be credited to the Fixed Account. This amount, if any, becomes a part of your Contract Value, which is then available for withdrawal. The period of time from the date the death benefit is accelerated until the rider is terminated is the Acceleration Period. During the Acceleration Period, all surrender charges are waived and no rider charges are deducted. Any withdrawals that are then taken during the Acceleration Period will (i) be subject to the Interim Value Adjustment to the extent they are withdrawn from an Indexed Account, and (ii) reduce the death benefit (which is based on the greater of the Contract Value or Guaranteed Minimum Surrender Value during the Acceleration Period) on a dollar-for-dollar basis.The amount of the available death benefit will be equal to the greater of:●The Contract Value; or●The Guaranteed Minimum Surrender Value; or●The Roll-up Value, not exceed the Maximum Roll-up Value. The value of the death benefit will be determined as of the Valuation Date coincident with or, if received after the close of our Business Day, the Valuation Date next following the day we receive due proof of death the Annuity Service Center. Any Account Values in an Indexed Account, and any death benefit amounts due in excess of the Contract Value, will be directed into the Fixed Account and remain there until the death benefit is paid. Roll-up ValueThe Roll-up Value is equal to the Purchase Payment, accumulated daily with compound interest at the Roll-up Rate of 6%, and adjusted for withdrawals. The Roll-up Value will no longer increase after the earlier of:(a) the date we receive due proof of death and this rider is not continued by a surviving spouse; or(b) the date the Acceleration Period begins; or(c) the Last Roll-up Date.Any withdrawal taken to satisfy the IRS required minimum distribution for this Contract, as calculated by us, will reduce the Roll-up Value by the dollar amount of the withdrawal (“dollar-for-dollar”). We reserve the right to modify or eliminate the amount available for the dollar-for-dollar withdrawal treatment under required minimum distribution if there is any change to the Internal Revenue Code or regulations regarding required minimum distribution, including guidance issued by the IRS. We will provide you 30 days’ written notice of any modifications or termination of this provision.For any withdrawal in excess of the required minimum distribution amount available for dollar-for-dollar withdrawal treatment, the excess portion will reduce the Roll-up Value on a “Pro-rata Basis”. This means that the Roll-up Value will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:(a) is the Roll-up Value immediately prior to the excess withdrawal;(b) is the excess amount withdrawn, including any applicable charges; and (c) is the Contract Value immediately prior to the excess withdrawal.If the Contract Value declines due to poor investment performance, this will increase the effect of pro-rata adjustments to the Roll-up Value. During the Acceleration Period, the Roll-up Value no longer applies in the calculation of the death benefit. This means that if you die during the Acceleration Period, the value of the death benefit will be equal to the greater of the Contract Value or Guaranteed Minimum Surrender Value and no additional guaranteed death benefit values will be provided under this rider. We reserve the right to limit the death benefit to that of the standard death benefit provided under the Contract in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your Beneficiary receiving a death benefit that is less than what the Beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. TerminationPrior to the Acceleration Period, this rider will automatically terminate at the earliest of:(a) the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person) and the surviving spouse, if any, does not elect to continue this rider; or(b) the date we receive due proof of death of the surviving spouse, if any, who elected to continue this rider upon death of the first Owner (or first Annuitant in the case of an Owner who is not a natural person); or(c) termination or surrender of the Contract; or(d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or(e) the date of an ownership change or assignment under the Contract unless:●the new Owner assumes full ownership of the Contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or●the assignment is for the purposes of effectuating a 1035 exchange of the Contract.During the Acceleration Period, this rider will automatically terminate at the earliest of:(a) the date we receive due proof of death of any remaining Owner who satisfied benefit eligibility; or(b) the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person; or(c) termination or surrender of the Contract; or(d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or(e) the date of an ownership change or assignment under the Contract unless:●the new Owner assumes full ownership of the Contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or●the assignment is for the purposes of effectuating a 1035 exchange of the Contract.See Appendix C for examples of how this optional death benefit works.Return of Purchase Payments Death Benefit (ROPP DB) Option The Return of Purchase Payments Death Benefit option provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the Contract Value declines due to poor investment performance, this will increase the effect of pro-rata adjustments to the ROPP DB. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional death benefit. The value of the death benefit will be determined as of the Valuation Date coincident with or, if received after the close of our Business Day, the Valuation Date next following the day we receive due proof of death the Annuity Service Center. Any Account Values in an Indexed Account, and any death benefit amounts due in excess of the Contract Value, will be directed into the Fixed Account and remain there until the death benefit is paid. We reserve the right to limit the death benefit to that of the standard death benefit provided under the Contract in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your Beneficiary receiving a death benefit that is less than what the Beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:●the payment of all death benefits available under the Contract or optional death benefit riders; ●termination or surrender of the Contract; ●the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments; ●the Contract Value equals zero; or ●the date of an ownership change or assignment under the Contract unless: (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.See Appendix D for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix D — Examples of the Return of Purchase Payments Death Benefit Option Below are several examples that are designed to help show how the Return of Purchase Payments Death Benefit (ROPP DB) option functions. A complete description of this optional contract feature can be found in the Prospectus section Optional Death Benefits. Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by positive, negative, or zero Index Credits and Interim Value Adjustments. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the ROPP DB and Contract Value vary relative to one another over time based on the value of Index Credits and Interim Value Adjustments that are applied.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	$0	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	$0	—	$106,000	$100,000	$106,000
Beginning of Year 3	69	$95,000	$0	—	$95,000	$100,000	$100,000
Beginning of Year 4	70	$90,000	$0	—	$90,000	$100,000	$100,000
Beginning of Year 5	71	$108,000	$0	—	$108,000	$100,000	$108,000
Beginning of Year 6	72	$100,000	$0	—	$100,000	$100,000	$100,000
Beginning of Year 7	73	$156,000	$0	—	$156,000	$100,000	$156,000
Beginning of Year 8	74	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 9	75	$125,000	$0	—	$125,000	$100,000	$125,000
Beginning of Year 10	76	$141,000	$0	—	$141,000	$100,000	$141,000
Beginning of Year 11	77	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 12	78	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 13	79	$163,000	$0	—	$163,000	$100,000	$163,000
Beginning of Year 14	80	$140,000	$0	—	$140,000	$100,000	$140,000
Beginning of Year 15	81	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 16	82	$165,000	$0	—	$165,000	$100,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000. The death benefit payable is the greater of the ROPP DB and the Contract Value, resulting in a death benefit payable of $106,000. In the example above, the beginning of year 3 illustrates the impact on rider values when the Contract Value decreases below the ROPP DB. The Contract Value has decreased to $95,000. The death benefit payable is the greater of the ROPP DB and Contract Value, resulting in a death benefit payable of $100,000. Example #2 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the ROPP DB. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	68	$105,000	—	—	$105,000	$100,000	$105,000
Activity 6 months later	68	$90,000	—	$5,000	$85,000	$94,444	$94,444
	After the withdrawalBase Contract Death Benefit = Contract Value = $85,000. Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $100,000 – [$100,000 x $5,000 / $90,000] = $94,444. Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($85,000, $94,444) = $94,444.
AccumuLink Advance | Request for Duplicate Contracts
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 150
AccumuLink Advance | Overnight Delivery of Documents
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 150
AccumuLink Advance | Return of Purchase Payments Death Benefit Age at Issue 71 and Older
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
AccumuLink Advance | Interim Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Interim Value AdjustmentEach Indexed Account has an Interim Value Adjustment and it could cause you to lose a significant amount of money if amounts are withdrawn prior to the end of a Crediting Period. The Interim Value Adjustment is applied daily in the calculation of your Account Value and impacts any amounts that are removed from an Indexed Account, including Performance Locks, death benefits based on Contract Value, surrenders, withdrawals, optional benefit charges, or annuitizations, prior to the end of an Indexed Account’s Crediting Period. The calculation of this value is explained in more detail in the section of this Prospectus entitled Contract Charges, Adjustments and Fees.The Interim Value Adjustment is intended to reflect the change in the market value of the hypothetical portfolio of assets that support the Indexed Account and are designed to produce the Index Credit at the end of the Crediting Period. The Interim Value Adjustment begins equal to zero at the beginning of the Crediting Period and converges to the amount of the Index Credit at the end of the Crediting Period. The Interim Value Adjustment is not explicitly subject to any Floor, Buffer, or Shift, and can result in a larger negative adjustment than if these parameters were applied. The Interim Value Adjustment may be greater or less than the Index Credit applied if the Indexed Account is held until the end of the Crediting Period.
Overview, Transactions Subject to Contract Adjustments [Text Block]	The Interim Value Adjustment is applied daily in the calculation of your Account Value and impacts any amounts that are removed from an Indexed Account, including Performance Locks, death benefits based on Contract Value, surrenders, withdrawals, optional benefit charges, or annuitizations, prior to the end of an Indexed Account’s Crediting Period.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Yes, if you withdraw funds from an Indexed Account prior to the end of its Crediting Period, an Interim Value Adjustment will be applied. If this Interim Value Adjustment is negative, you could lose up to 100% of your Indexed Account Value. For example, if you allocate $100,000 to an Indexed Account option with a six-year Crediting Period, you could lose up to $100,000. The Interim Value Adjustment is applied daily to each Indexed Account’s Crediting Base to determine the Account Value for each Indexed Account. The Interim Value Adjustment is reflected in death benefit amounts based on the Contract Value. It also is reflected when you surrender any amount, exercise a Performance Lock, or annuitize prior to the end of a Crediting Period.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account option with a six-year Crediting Period, you could lose up to $100,000.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
AccumuLink Advance | Zero Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.00%
AccumuLink Advance | Fixed Account
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Guaranteed Interest AccountsYou may allocate all or a portion of your initial Purchase Payment to the any of the Guaranteed Interest Accounts we make available. Currently, we only offer one Guaranteed Interest Account, called the Fixed Account. The Fixed Account has a Crediting Period of one year. The interest rate for the Fixed Account is declared at the beginning of the Crediting Period and is guaranteed for one Crediting Period. Interest in the Fixed Account is credited daily and compounded annually. The interest rate for the Fixed Account will be no less than the Guaranteed Minimum Interest Rate shown on your Contract. The Guaranteed Minimum Interest Rate is currently 1%. At the end of the Crediting Period, you may reallocate your Contract Value in the Fixed Account according to the Contract’s transfer rules. Please see the section of this Prospectus entitled Transfers for additional information. Information regarding the features of the currently offered Guaranteed Interest Account(s), including name, term, and minimum guaranteed interest rate is available in Appendix A — Account Options Available Under the Contract to this Prospectus.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
AccumuLink Advance | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes, you may lose money investing in this Contract. If you invest in an Indexed Account, you may experience a loss anywhere from 0% to 99% of your Contract Value at the end of a Crediting Period due to negative Index performance. The amount of loss protection is determined by the Indexed Account option(s) you select. We will always offer an Index Account option with a 0% floor, where your Index Credit will never be less than zero at the end of a Crediting Period.We do not guarantee that we will always offer an account option with a Buffer or a Shift. If we do offer an account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%. We may offer other Indexed Account options in the future that do not provide any downside protection, which would mean there is a risk of loss of the entire amount invested in such an account.
AccumuLink Advance | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No, this Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The purpose of this Contract is to assist you with long-term, accumulation focused goals. Amounts withdrawn from the Contract may result in surrender charges, taxes, or tax penalties. Amounts removed from an Indexed Account prior to the completion of a Crediting Period may be affected by negative Interim Value Adjustments. Amounts removed from an Indexed Account prior to the completion of a Crediting Period may result in the loss of positive Index performance, if any. Withdrawals may significantly reduce the value of any death benefits provided under the Contract.At the end of a Crediting Period, we will reallocate amounts according to your instructions.If you do not provide us with valid instructions, you will remain in the Indexed Account and a new Crediting Period will begin. If the Indexed Account is no longer available and you have not provided us with updated instructions, your investment will be reallocated to the Default Account. For Indexed Accounts with a 6-year Crediting Period where you have not provided us with reallocation instructions, upon completion of the Crediting Period, such Indexed Accounts will be reallocated to an Indexed Account with a 1-year Crediting Period that uses the same Index, Index Crediting Method, and downside limit as the Indexed Account with the 6-year Crediting Period. If no such Indexed Account is available, your investment will be reallocated to the Default Account.
AccumuLink Advance | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	There are investment risks, and any investment in an Indexed Account option is subject to a risk of loss that will vary depending in the performance of the account options available under the Contract. Each account option will have its own unique risks and you should review the account options before making an investment decision.Any account options that have a Cap or Participation Rate less than 100% can limit positive returns to less than those achieved by the underlying Index. Currently, the following types of limits may be applied to one or more of the offered investment options.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	Any account options that have a Cap or Participation Rate less than 100% can limit positive returns to less than those achieved by the underlying Index.
AccumuLink Advance | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk: You may lose money by investing in the Contract. Contract Value invested in an Indexed Account option may lose value if an Index declines in value. We offer a variety of Indexed Account options that limit the amount of loss you experience. Currently, the minimum and maximum loss protection we offer ranges from an Indexed Account with a 0% Floor (the most protection) to an Indexed Account with a 1% Buffer (the least protection). This means that depending on the Indexed Account you select, you could experience a loss anywhere from 0% (no losses) to 99% of your Account Value at the end of a Crediting Period. We will always offer an Indexed Account option with a 0% Floor, which limits the amount of possible loss to zero if you hold the Indexed Account for the entire Crediting Period. We do not guarantee that we will always offer an account option with a Buffer or a Shift. If we do offer an account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%. In the future, we may offer other Indexed Account options that do not provide any downside protection, which would mean a risk of loss of the entire amount of money in such an Indexed Account.The Account Value for each Indexed Account, which determines the amount available for withdrawals during the Crediting Period, is adjusted daily to reflect changes in the value of the hypothetical portfolio of assets that support that Indexed Account through the use of the Interim Value Adjustment. Depending on the amount of the Interim Value Adjustment when there is a withdrawal, you could, under extraordinarily adverse circumstances, experience a maximum loss of 100% of the Account Value in an Indexed Account due to an Interim Value Adjustment when withdrawing from an Indexed Account prior to the end of a Crediting Period.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We will always offer an Indexed Account option with a 0% Floor, which limits the amount of possible loss to zero if you hold the Indexed Account for the entire Crediting Period. We do not guarantee that we will always offer an account option with a Buffer or a Shift. If we do offer an account option with a Buffer or Shift, the minimum Buffer will be 1% and the minimum Shift will be 5%. In the future, we may offer other Indexed Account options that do not provide any downside protection, which would mean a risk of loss of the entire amount of money in such an Indexed Account.
AccumuLink Advance | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk: The Contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. Contract fees and expenses will reduce the value of the Contract. Early withdrawals may incur deferred sales charges as high as 8%, be negatively affected by Interim Value Adjustments, result in loss of interest, and possibly trigger adverse tax consequences. Interim Value Adjustments may be negative and result in losses of up to 100% of the Account Value for an Indexed Account. Early withdrawals may significantly reduce any death benefits provided under the Contract.
AccumuLink Advance | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	When you invest in an Indexed Account option, you do not directly invest in the underlying Index or the securities tracked by a particular Index.
Index-Linked Option Risk, Interest Crediting [Text Block]	The amount of positive Index Credit that is applied to an Indexed Account may be less than the corresponding change in value of the underlying Index due to limits on the amount of Index return provided for each Indexed Account. Limits on gains can occur if a Participation Rate is less than 100% or when a Cap Rate is in place. If the underlying Index for an Indexed Account has a zero percent return for a Crediting Period, you will also receive an Index Credit of zero. Each currently offered Indexed Account offers some amount of protection against negative Index performance. However, for Indexed Accounts with a Buffer or Shift, your Index Credit can still be negative at the end of the Crediting Period, if the negative Index performance exceeds the Buffer or Shift.Any optional benefit charges that are deducted from the Account Value of an Indexed Account during a Crediting Period will reduce the Crediting Base for the account, which will reduce the amount of Index Credits that you will receive at the end of the Crediting Period.In order to reallocate the Account Value to a different account option, you must provide your Written Request with reallocation instructions by the Business Day prior to the end of the Crediting Period. If we have not received your Written Request with instructions to the contrary, the Account Value of the Indexed Account will be renewed into the same Indexed Account unless it is otherwise unavailable for allocation. If we receive a Written Request to allocate funds to an Indexed Account that is unavailable for allocation, funds will be renewed into the existing Indexed Account. If the existing Indexed Account is also unavailable for renewal, funds will be transferred to a new Indexed Account in accordance with the terms of the applicable Crediting Method endorsement.
AccumuLink Advance | Index-Linked Option Index Risk [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	IndicesAll indices currently offered in connection with an Indexed Account are either a price return Index or excess return Index. A price return Index does not reflect dividends paid out by the Index’s constituent securities. An excess return Index tracks an Index’s rate of return minus a specified interest rate.Price return and excess return indexes will underperform a Total Return version of the Index and will underperform a direct investment of the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	Price return and excess return indexes will underperform a Total Return version of the Index and will underperform a direct investment of the securities composing the Index.
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Index-Linked Investment Option Risk: If you invest in an Indexed Account, you may experience potential loss, up to the specified limits provided by the Indexed Account. When you invest in an Indexed Account option, you do not directly invest in the underlying Index or the securities tracked by a particular Index. The amount of positive Index Credit that is applied to an Indexed Account may be less than the corresponding change in value of the underlying Index due to limits on the amount of Index return provided for each Indexed Account. Limits on gains can occur if a Participation Rate is less than 100% or when a Cap Rate is in place. If the underlying Index for an Indexed Account has a zero percent return for a Crediting Period, you will also receive an Index Credit of zero. Each currently offered Indexed Account offers some amount of protection against negative Index performance. However, for Indexed Accounts with a Buffer or Shift, your Index Credit can still be negative at the end of the Crediting Period, if the negative Index performance exceeds the Buffer or Shift.Any optional benefit charges that are deducted from the Account Value of an Indexed Account during a Crediting Period will reduce the Crediting Base for the account, which will reduce the amount of Index Credits that you will receive at the end of the Crediting Period.In order to reallocate the Account Value to a different account option, you must provide your Written Request with reallocation instructions by the Business Day prior to the end of the Crediting Period. If we have not received your Written Request with instructions to the contrary, the Account Value of the Indexed Account will be renewed into the same Indexed Account unless it is otherwise unavailable for allocation. If we receive a Written Request to allocate funds to an Indexed Account that is unavailable for allocation, funds will be renewed into the existing Indexed Account. If the existing Indexed Account is also unavailable for renewal, funds will be transferred to a new Indexed Account in accordance with the terms of the applicable Crediting Method endorsement.If the Index is substituted for a different Index during a Crediting Period, we will calculate the Index Credit as if the substituted Index had been in place at the beginning of the Crediting Period. A substituted Index may have lower returns than the original Index and result in a lower Index Credit. A substituted Index may have different risks than the original Index, including the risk of higher volatility, among others. We currently offer one or more Indexed Accounts for each of the indices listed further below. There are risks associated with each Index including general market risks. Please see Appendix E - Indexed Account Disclosures for important disclosures from the Index providers. Nasdaq-100®Index Overview: The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. This Index does not include dividends declared by any of the companies in this Index. Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility, changing currency exchange rates, and greater political, regulatory, and economic uncertainty). Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.MSCI EAFE IndexIndex Overview: The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. This Index invests in the securities of foreign companies, which can be at a higher risk for price fluctuations and losses due to fluctuations in currency exchange rates and potential political turmoil in a company’s country of domicile. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.S&P 500®Index Overview: The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.Janus Henderson Equity Directionality Index (JEDI)Index Overview: The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the Index, a 1 basis point fee is assumed and applied to the theoretical notional amount transacted on any business day. Since the inception of JEDI, the assumed transactional fee has reduced performance by an average of 1.19% per calendar year ( as of 12/31/2025). The assumed transactional fee may reduce returns more or less than the historical average in future years. We use the Excess Return version of JEDI, which realizes the daily return of the Total Return Index less the Fed Funds rate. (By way of example, the Fed Funds rate as of December 31, 2025, was 3.64%).
Previous 1-day Return	Previous 5-day Return	Allocation
Negative	Negative	200%
Positive	Negative	150%
Negative	Positive	100%
Positive	Positive	50%
	Market Risk: The Index may decline in value over the course of any given Crediting Period. The JEDI Index is a passively managed, rules-based Index that tracks an exchange traded fund based on the S&P 500® Index. It does not track the S&P 500® Index directly. The transactions modeled by the Index to achieve the desired allocations may give rise to a form of economic leverage, and may expose investors to greater risk, including the potential for magnified losses when the Index declines. The deduction of the Fed Funds rate and assumption of the one basis point transaction fee will cause the Index to underperform a direct investment in the securities comprising the Index. There is no guarantee that the investment objectives of this Index will be obtained.
AccumuLink Advance | Index Substitution Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	If the Index is substituted for a different Index during a Crediting Period, we will calculate the Index Credit as if the substituted Index had been in place at the beginning of the Crediting Period. A substituted Index may have lower returns than the original Index and result in a lower Index Credit. A substituted Index may have different risks than the original Index, including the risk of higher volatility, among others.
AccumuLink Advance | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk – Fees for optional death benefit riders are deducted on each Contract Anniversary and will result in a corresponding reduction of your Contract Value. If you surrender or annuitize your Contract, any death benefits provided under the optional riders will terminate, no additional benefit will be paid out to you or your Beneficiary(ies), and fees previously paid will not be returned. Once elected, optional riders cannot be cancelled or otherwise terminated by you except as described under the terms of the rider(s). When electing a Performance Lock, the final value will not be calculated until after the close of our Business Day coincident with the Valuation Date we receive your request, or the Valuation Date next following if your request was received after the close of our Business Day or on a non-Valuation Day. This means you will not know the final amount that will be reallocated to the Fixed Account at the time of your request, and the value may be lower, or higher, than any amount quoted to you by us at the time of your request. It is possible to lose positive Index performance by requesting a Performance Lock or to incur greater losses than if you had held the funds in an Indexed Account until the completion of the Crediting Period.
AccumuLink Advance | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Minnesota Life. Obligations, including the payment of any interest or Index Credits, and any guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of Minnesota Life. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks: Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by Minnesota Life as to the benefits promised in the Contract are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
AccumuLink Advance | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Contract Changes Risk: We reserve the right to discontinue an Indexed Account Option, except for the Default Account, upon prior notice to you. We reserve the right to substitute the Index for an Indexed Account Option, subject to approval by any required regulatory authorities, including the Interstate Insurance Compact or an individual state’s Department of Insurance. We also reserve the right to make the Fixed Account unavailable as an allocation option for you.
AccumuLink Advance | Cybersecurity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risks. Our annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, Index providers, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website or online service centers); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
AccumuLink Advance | Buffer Rate Return Limit [Member] | Negative Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Buffer – Indexed Accounts with a Buffer option reduce the amount of loss you may experience by a specified percentage. Investors are not responsible for any negative Index returns up to the Buffer amount. Investors do bear the risk of loss for negative Index returns to the extent they exceed the Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, with a Buffer of 10%, and a change in the value of the underlying Index by -20%, the amount of interest credited to the Indexed account would be -10%. (The amount of the decline (-20%), plus the Buffer (10%), equals the interest credited (-10%).
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	1.00%
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	Buffer – Buffers reduce the amount of loss you may experience by a specified percentage. For example, if the underlying Index has a return of -20%, and the Buffer is 10%, the amount of negative interest credited to the Indexed Account would be -10%. (The percentage Index change (-20%), plus the Buffer (10%), equals the negative interest credited (-10%).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the underlying Index has a return of -20%, and the Buffer is 10%, the amount of negative interest credited to the Indexed Account would be -10%. (The percentage Index change (-20%), plus the Buffer (10%), equals the negative interest credited (-10%).
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Buffer. A Buffer represents the amount of negative Index return the Insurance Company will absorb before your Account Value decreases.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is -15% and the Buffer rate is 10%, we will credit -5% (the amount that exceeds the Buffer rate) at the end of the Crediting Period, meaning your Account Value will decrease by 5%.
AccumuLink Advance | Buffer Rate Return Limit [Member] | Market Risk [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	1.00%
AccumuLink Advance | Floor Rate Return Limit [Member] | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	0.00%
AccumuLink Advance | Floor Rate Return Limit [Member] | Negative Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Floor – Indexed Accounts with a Floor option limit losses to the value of the specified Floor.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, with a Floor of -5%, and an Index a decline of 10%, the amount of negative interest credited to the Indexed Account would be limited to the value of the Floor, -5%. (Negative interest is capped at the lesser of the amount of the decline or the or the Floor percentage).
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	Floor – Floors limit losses to the value of the specified Floor. For example, if the underlying Index has a return of -20%, and the Floor is 0%, the amount of interest credited to the Indexed Account would be limited to the value of the Floor, 0%. (Negative interest is limited to the Floor percentage).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the underlying Index has a return of -20%, and the Floor is 0%, the amount of interest credited to the Indexed Account would be limited to the value of the Floor, 0%. (Negative interest is limited to the Floor percentage).
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Floor. A Floor represents the maximum amount of loss you will experience at the end of a Crediting Period.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is –15% and the Floor rate is 0%, we will credit 0% at the end of the Crediting Period, meaning your Account Value will not be decreased.
AccumuLink Advance | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Cap – Indexed Accounts with a Cap will limit positive interest credited to the specified Cap, even if the underlying Index increases in value in excess of the Cap.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, with a Cap of 10%, if the underlying Index increased in value by 15%, the maximum amount of positive interest credited to the Indexed Account would be 10%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	Caps– Caps will limit the positive interest credited to you to the specified Cap rate if the underlying Index performance exceeds the Cap. For example, if the underlying Index has a positive return of 20%, and the Cap is 10%, the amount of positive interest credited to the Indexed Account would be 10%.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the underlying Index has a positive return of 20%, and the Cap is 10%, the amount of positive interest credited to the Indexed Account would be 10%.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	A Cap is an upper limit on how much positive interest an Indexed Account can earn at the end of a Crediting Period.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20% and the Cap is 10%, we will credit 10% in interest at the end of the Crediting Period, meaning your Index Credit will be 10% at the end of the Crediting Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	1.00%
AccumuLink Advance | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Participation Rate – Indexed Accounts with a Participation Rate of less than 100% will limit positive interest credited by multiplying the underlying Index return by the Participation Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the underlying Index has a positive return of 20%, and the Participation Rate is 50%, the amount of positive interest credited to the Indexed Account would be 10%. (The percentage of Index change (20%) multiplied by the Participation Rate (50%), equals the positive interest credited (10%)).
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	10.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	Participation Rate – Participation Rates less than 100% will limit the positive interest credited to you by multiplying the underlying Index return (if positive) by the Participation Rate. For example, if the underlying Index has a positive return of 20%, and the Participation Rate is 50%, the amount of interest credited to the Indexed Account would be 10%. (The percentage Index change (20%) multiplied by the Participation Rate (50%), equals the interest credited (10%).)We may limit the amount of loss you experience from negative Index returns through a Buffer, Floor, or Shift. Currently, the following loss limiters may be applied to one or more of the offered account options.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the underlying Index has a positive return of 20%, and the Participation Rate is 50%, the amount of interest credited to the Indexed Account would be 10%. (The percentage Index change (20%) multiplied by the Participation Rate (50%), equals the interest credited (10%).)
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]	A Participation Rate is a percentage applied to the positive Index return to determine the amount of positive interest applied to an Indexed Account at the end of a Crediting Period.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Crediting Period, meaning your Index Credit will be 18% at the end of the Crediting Period.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	10.00%
AccumuLink Advance | Shift | Negative Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Shift – Indexed Accounts with a Shift option adjust the amount of interest credited to an Indexed Account by the Shift percentage (subject to any Participation Rates if the resulting value is greater than zero).
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, with a Shift of 10%, a Participation Rate of 50%, and an Index decline of 5%, the amount of interest credited to the account would be 2.5%. (The amount of the Index decline (-5%) plus the Shift percentage (10%) equals 5%. Since this number is positive, it is then multiplied by the Participation Rate (5% x 50% = 2.5%).
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	5.00%
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	Shift – Indexed Accounts with a Shift option increase the Index performance by the Shift percentage (subject to any Participation Rates if the resulting percentage is greater than zero). For example, with a Shift of 10%, a Participation Rate of 50%, and an Index decline of 5%, the amount of interest credited to the account would be 2.5%. (The percentage Index change (-5%) plus the Shift percentage (10%) equals 5%. If the resulting number is positive, it is then multiplied by the Participation Rate (5% x 50% = 2.5%).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, with a Shift of 10%, a Participation Rate of 50%, and an Index decline of 5%, the amount of interest credited to the account would be 2.5%. (The percentage Index change (-5%) plus the Shift percentage (10%) equals 5%. If the resulting number is positive, it is then multiplied by the Participation Rate (5% x 50% = 2.5%).
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	Shift. A Shift represents a percentage that is added to the Index return when determining the amount of interest credited to your Account Value.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is -15% and the Shift rate is 10%, we will credit -5% at the end of the Crediting Period, meaning your Account Value will decrease by 5%. To the extent that the application of the Shift results an Index change of greater than 0%, it will be subject to the applicable Participation Rate. For example, with a Shift of 10%, a Participation Rate of 50%, and an Index return of -5%, we will credit 2.5% at the end of the Crediting Period, meaning your Account Value will increase by 2.5%. (The amount of the Index decline (-5%) plus the Shift percentage (10%) equals 5%. Since this number is positive, it is then multiplied by the Participation Rate (5% x 50% = 2.5%).
AccumuLink Advance | Shift | Market Risk [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	5.00%
AccumuLink Advance | Performance Lock
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Performance Lock For this Contract, we offer an optional endorsement that permits you to reallocate the Account Value of an Indexed Account to the Fixed Account prior to the completion of a Crediting Period (the “Performance Lock”). When you exercise the Performance Lock for an Indexed Account, the Account Value (which includes the value of any Interim Value Adjustment) is transferred to the Fixed Account and will earn a fixed rate of interest for as long as the funds remain invested in the Fixed Account. When you exercise a Performance Lock neither upside limitations or downside protection limits apply to the amount transferred. Both losses and gains could be greater than if you held the funds until the end of an Indexed Account’s Crediting Period.We do not provide advice or recommendations on when it may be appropriate or inappropriate to exercise a Performance Lock. You assume all risks associated with Performance Lock, including the Risk that you may experience a greater loss by exercising a Performance Lock than if you had held your funds in the Indexed Account until the completion of the Crediting Period. You should consider discussing with your financial professional prior to requesting a Performance Lock.Please see the section of this Prospectus entitled Performance Lock for additional information.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Performance LockA Performance Lock is an option to have the Account Value of an Indexed Account reallocated to the Fixed Account before the end of a Crediting Period to avoid further Interim Value Adjustment fluctuations. For each Indexed Account, you may request a Performance Lock on any day prior to the end of a Crediting Period, up to one time per Crediting Period. Upon election of a Performance Lock, the entire Account Value of the specified Indexed Account(s) will be reallocated by us to the Fixed Account, where it will earn a fixed interest rate for the remainder of that Contract Year. Account Values will not be adjusted by any limits on losses or gains that would otherwise apply at the end of a Crediting Period when you exercise a Performance Lock. After a Performance Lock is elected for a given Indexed Account, the Crediting Base and Account Value of the Indexed Account will be zero, and it will not receive any Index Credits. Beginning on the next Contract Anniversary, you may reallocate your Contract Value according to the transfer rules described in the section of this Prospectus entitled Transfers. The Account Value(s) of the Indexed Account(s) you request to Performance Lock will be determined as of the Valuation Date coincident with or, if received after the close of our Business Day, the Valuation Date next following the day we receive your request at our Annuity Service Center. Such values on this Valuation Date may differ from the values at the time you made the request. Once elected, a Performance Lock may not be cancelled. You may request a Performance Lock by submitting a Written Request to us, or by any other method we may make available to you. Your request must be received by us at least one Business Day prior to the end of an Indexed Account’s Crediting Period. If we receive a request for a Performance Lock on or after the last Business Day of a Crediting Period, the Performance Lock request will be considered not in good order and will not be processed.We do not provide advice or recommendations on when it may be appropriate or inappropriate to exercise a Performance Lock. You assume all risks associated with Performance Lock, including the risk that you may experience a greater loss by exercising a Performance Lock than if you had held your funds in the Indexed Account until the completion of the Crediting Period. You should consider discussing with your financial professional prior to requesting a Performance Lock.The current Contract Value and Interim Value Adjustment, which fluctuates daily, may be obtained by calling our Annuity Service Center at 1-844-878-2199. You will not know the final Account Value of any Indexed Account to be locked at the time you choose to exercise a Performance Lock because the Interim Value Adjustment will not be calculated until after your Performance Lock has been received and processed. The final amount may be more or less than any values quoted to you by us.
AccumuLink Advance | Performance Lock | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	Performance LockWe do not provide advice or recommendations on when it may be appropriate or inappropriate to exercise a Performance Lock. You assume all risks associated with Performance Lock, including the risk that you may experience a greater loss by exercising a Performance Lock than if you had held your funds in the Indexed Account until the completion of the Crediting Period. If we provide a quote of the Account Value, the amount of the quote may differ from the amount of Account Value that is calculated and transferred as part of the Performance Lock. You should consider discussing with your financial professional prior to requesting a Performance Lock.
AccumuLink Advance | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://www.spglobal.com/spdji/en/methodology/article/sp-us-indices-methodology/
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The historical returns displayed in the chart above are for the price return version of the S&P® 500 and does not include dividends;
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	this will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® IndexThe “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Minnesota Life Insurance Company (“Minnesota Life”). S&P®, S&P 500®, SPX®, SPY®, US 500™, The 500™, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Minnesota Life. It is not possible to invest directly in an index. Minnesota Life Annuities are not sponsored or sold by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of Minnesota Life Annuities or any member of the public regarding the advisability of investing in securities generally or in Minnesota Life Annuities particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices only relationship to Minnesota Life with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Minnesota Life or the Minnesota Life Annuities. S&P Dow Jones Indices have no obligation to take the needs of Minnesota Life or the owners of Minnesota Life Annuities into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Minnesota Life Annuities. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. SPDJI provides indices that use environmental, social and/or governance (ESG) indicators (including, without limit, business involvement screens, conformance to voluntary corporate standards, GHG emissions data, and ESG scores) to select, weight and/or exclude constituents. ESG indicators seek to measure a company’s, or an asset’s performance, with respect to E, S and/or G criteria. ESG indicators are derived from publicly reported data, modelled data, or a combination of reported and modelled data. ESG indicators are based on a qualitative assessment due to the absence of well-defined uniform market standards and the use of multiple methodologies to assess ESG factors. No single clear, definitive test or framework (legal, regulatory, or otherwise) exists to determine labels such as, ‘ESG’, ‘sustainable’, ‘good governance’, ‘no adverse environmental, social and/or other impacts’, or other equivalently labelled objectives. Therefore, the exercise of subjective judgment is necessary. Different persons may classify the same investment, products and/or strategy differently regarding the foregoing labels. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MINNESOTA LIFE, OWNERS OF THE MINNESOTA LIFE ANNUITIES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MINNESOTA LIFE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
AccumuLink Advance | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500®Index Overview: The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.
AccumuLink Advance | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy. This Index does not include dividends declared by any of the companies in this Index, which will cause the Index to underperform a direct investment the securities composing the Index.
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.50%
AccumuLink Advance | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%
AccumuLink Advance | SP 500 Index | Cap Rate Return Limit [Member] | Floor Rate 0 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.50%
AccumuLink Advance | SP 500 Index | Cap Rate Return Limit [Member] | Floor Rate 0 | Zero Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Floor and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	70.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		116.00%	116.00%
AccumuLink Advance | SP 500 Index | Participation Rate Return Limit [Member] | Shift Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Shift and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Shift
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%
AccumuLink Advance | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://www.msci.com/documents/10199/822e3d18-16fb-4d23-9295-11bc9e07b8ba
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]				5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The historical returns displayed in the chart above are for the price return version of the MSCI EAFE Index and does not include dividends;
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	this will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE IndexTHIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY MINNESOTA LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
AccumuLink Advance | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE IndexIndex Overview: The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index.Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. This Index invests in the securities of foreign companies, which can be at a higher risk for price fluctuations and losses due to fluctuations in currency exchange rates and potential political turmoil in a company’s country of domicile. Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.
AccumuLink Advance | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index is a price index and does not include dividends declared by any of the companies in the Index, which will cause the Index to underperform a direct investment the securities composing the Index.
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		22.00%	25.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	95.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	75.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%
AccumuLink Advance | MSCI EAFE Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Zero Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%
AccumuLink Advance | Nasdaq-100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index®The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. The Index is comprised of assets in various sectors including Technology, Consumer Discretionary, Healthcare, Industrials, Telecommunications, Consumer Staples, Basic Materials, Utilities and Energy, but excludes equity securities issued by companies in the financial sector. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility, changing currency exchange rates, and greater political, regulatory, and economic uncertainty). This Index does not include dividends declared by any of the companies in this Index. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://indexes.nasdaq.com/docs/Methodology_NDX.pdf
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The historical returns displayed in the chart above are for the price return version of the Nasdaq-100 Index® and does not include dividends;
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	this will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq-100® IndexThe Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations’ only relationship to Minnesota Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®; Nasdaq-100®INDX®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index or any data included therein. Without limited any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
AccumuLink Advance | Nasdaq-100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100®Index Overview: The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. This Index does not include dividends declared by any of the companies in this Index. Market Risk: The Index may decline in value over the course of any given Crediting Period. Because it is a passive, rules-based Index, individual constituent securities will not be removed solely for poor performance. Any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility, changing currency exchange rates, and greater political, regulatory, and economic uncertainty). Total Return versions of this Index, which would include dividends paid and reinvested, may result in a higher performance.
AccumuLink Advance | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	The Nasdaq-100 Index® is a large-cap index, which includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Exchange® weighted by market capitalization. This Index is comprised of assets in various sectors including Technology, Consumer Discretionary, Healthcare, Industrials, Telecommunications, Consumer Staples, Basic Materials, Utilities and Energy. Historically, the Nasdaq-100 Index has provided more exposure to the technology sector than the large-cap market at large. This Index does not include dividends declared by any of the companies in this Index, which will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		58.00%	60.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%
AccumuLink Advance | Nasdaq-100 Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Janus Henderson Equity Directionality Index (JEDI) The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the Index, a 1 basis point fee is assumed and applied to the theoretical notional amount transacted on any business day. We use the Excess Return version of the Index, which realizes the daily return of the Total Return Index less the Fed Funds rate. For additional information about this Index and its calculation methodology, please review the publisher’s methodology documentation located at: https://indices.janushenderson.com/wp-content/uploads/sites/2/2021/05/JEDI-Index-Methodology-2.pdf
Index-Linked Option Details, Crediting Methodology [Line Items]
Annual Return [Percent]				27.21%	35.30%	24.48%	(25.23%)	57.26%	28.58%	26.61%
Annual Return, Example Capped and Buffered [Percent]				5.00%	5.00%	5.00%	(15.23%)	5.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The deduction of the Fed Funds rate and assumption of the 1 basis point transaction fee will cause the Index to underperform a direct investment in the securities composing the Index. The historical returns displayed in the chart are inclusive of the deduction of the Fed Funds rate and assumed transactional fee.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Janus Henderson Equity Directionality Excess Return Index (JEDI)The Janus Henderson Equity Directionality Excess Return Index (JEDI) is the exclusive property of Janus Henderson Indices LLC. All Janus Henderson names, logos and website “https://indices.janushenderson.com” are service marks of Janus Henderson Group plc and have been licensed for use by Minnesota Life Insurance Company. Neither Janus Henderson Indices LLC (“Janus Henderson”) nor any other party makes any representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in the Product generally or the similarities or variations between the performance of the Product or the Index and the performance of the underlying securities or financial instruments. Janus Henderson is the licensor of certain trademarks, service marks and trade names of Janus Henderson. Neither Janus Henderson nor any other party guarantees the accuracy and/or the completeness of the indices or any data included therein or any calculations made with respect to the Product. Janus Henderson disclaims all warranties of merchantability or fitness for any particular purpose with respect to the indices or any data included therein.ALTHOUGH JANUS HENDERSON SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN CALCULATIONS RELATED TO THE PRODUCT FROM SOURCES WHICH JANUS HENDERSON CONSIDERS RELIABLE, NEITHER JANUS HENDERSON NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN OR ANY CALCULATIONS MADE WITH RESPECT TO THE PRODUCT. NEITHER JANUS HENDERSON NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, HOLDERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN OR ANY CALCULATIONS MADE WITH RESPECT TO THE PRODUCT IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER JANUS HENDERSON NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND JANUS HENDERSON HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN OR ANY CALCULATIONS MADE WITH RESPECT TO THE PRODUCT. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL JANUS HENDERSON OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.The Marks are service marks of Janus Henderson Group plc and have been licensed for use by Minnesota Life Insurance Company and its affiliates. The Product is not sponsored, endorsed, sold or promoted by Janus Henderson Indices nor does Janus Henderson Indices make any representation regarding the advisability of investing in the Product(s).
AccumuLink Advance | Janus Henderson Equity Directionality Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Janus Henderson Equity Directionality Index (JEDI)Index Overview: The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the Index, a 1 basis point fee is assumed and applied to the theoretical notional amount transacted on any business day. Since the inception of JEDI, the assumed transactional fee has reduced performance by an average of 1.19% per calendar year ( as of 12/31/2025). The assumed transactional fee may reduce returns more or less than the historical average in future years. We use the Excess Return version of JEDI, which realizes the daily return of the Total Return Index less the Fed Funds rate. (By way of example, the Fed Funds rate as of December 31, 2025, was 3.64%).
Previous 1-day Return	Previous 5-day Return	Allocation
Negative	Negative	200%
Positive	Negative	150%
Negative	Positive	100%
Positive	Positive	50%
	Market Risk: The Index may decline in value over the course of any given Crediting Period. The JEDI Index is a passively managed, rules-based Index that tracks an exchange traded fund based on the S&P 500® Index. It does not track the S&P 500® Index directly. The transactions modeled by the Index to achieve the desired allocations may give rise to a form of economic leverage, and may expose investors to greater risk, including the potential for magnified losses when the Index declines. The deduction of the Fed Funds rate and assumption of the one basis point transaction fee will cause the Index to underperform a direct investment in the securities comprising the Index. There is no guarantee that the investment objectives of this Index will be obtained.
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	The Janus Henderson Equity Directionality Index ER (JEDI) seeks to conquer emotion and harness investor sentiment by putting into practice one of the core tenets of investing: buy low and sell high. It is designed to capture mean reversion in US equity markets, a well-known phenomenon in behavioral finance derived in large part from investor psychology. The JEDI dynamically adjusts its exposure to the SPDR S&P 500 ETF Trust (SPY) daily based on the 1-day and 5-day returns of the SPY. The table below illustrates the target allocations. When both the 1-day and 5-day returns are positive and exceed the return thresholds in magnitude, the index will adjust to have 50% exposure to SPY and another 50% in cash. When both 1-day and 5-day returns are negative and exceed the return thresholds in magnitude, the index will borrow cash and allocate 200% to SPY. Dividends are assumed to be reinvested. In calculating the return, JEDI assumes a 1 basis point transactional cost on the theoretical notional amount of transactions placed during a business day. We use the Excess Return version of the Index, which realizes the daily return of the Total Return Index less the Fed Funds rate. The deduction of the Fed Funds rate and assumption of the 1 basis point transaction fee will cause the Index to underperform a direct investment in the securities comprising the Index.
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 10% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	100.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 10% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	80.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 20% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%
AccumuLink Advance | Janus Henderson Equity Directionality Index | Participation Rate Return Limit [Member] | Buffer Rate 1 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Tracked Index [Text Block]	JEDI
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with 1% and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	135.00%